                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                        Pre-Effective Amendment No. 1        |X|
                      Post-Effective Amendment No. ___    |_|

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940        |X|

                               Amendment No. 1                  |X|
                        (Check appropriate box or boxes)

                             -------------------

                            The Catholic Funds, Inc.

               (Exact name of registrant as specified in charter)

         1100 WEST WELLS STREET
         MILWAUKEE, WISCONSIN                                    53233
         (Address of Principal Executive Offices)             (Zip Code)

       Registrant's Telephone Number, including Area Code: (414) 273-6266

                            THEODORE F. ZIMMER, ESQ.
                            THE CATHOLIC FUNDS, INC.
                             1100 WEST WELLS STREET
                           MILWAUKEE, WISCONSIN 53233
                     (Name and Address of Agent for Service)

                                    Copy to:

                            CONRAD G. GOODKIND, ESQ.
                               Quarles & Brady LLP
                            411 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said section 8(a), may determine.

                                     [LOGO]
----------------------------------------------------

 Prospectus
              ----------------------------------------------------

                                                                     May 3, 1999


LOGO Equity Income Fund

LOGO Large-Cap Growth Fund

LOGO Disciplined Capital Appreciation Fund


THIS PROSPECTUS HAS INFORMATION YOU SHOULD KNOW BEFORE YOU DECIDE TO INVEST. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR INVESTMENT RECORDS. THERE IS A TABLE OF CONTENTS ON THE NEXT PAGE WHICH ALLOWS YOU TO QUICKLY FIND INFORMATION ABOUT THE FUNDS.



CATHOLIC FINANCIAL SERVICES CORPORATION IS THE ADVISER TO THE FUNDS. NEITHER THE CATHOLIC FUNDS NOR CATHOLIC FINANCIAL SERVICES CORPORATION IS SPONSORED OR ENDORSED BY THE CATHOLIC CHURCH, NOR HAS THE CATHOLIC CHURCH APPROVED OR DISAPPROVED THE FUNDS' SHARES.



AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

--------------------------------------------------------------------------------


 Table of Contents

--------------------------------------------------------------------------------


Overview.......................................................................2



Equity Income Fund.............................................................4



Large-Cap Growth Fund..........................................................5



Disciplined Capital Appreciation Fund..........................................6



Fees and Expenses..............................................................7



Management.....................................................................8



Using Mutual Funds in an Investment Program...................................10



How to Invest.................................................................11



Selling Your Shares...........................................................15



Shareholder Information.......................................................18



For More Information..........................................................20

--------------------------------------------------------------------------------

 Overview
--------------------------------------------------------------------------------

[ICON]
   Before Reading This Prospectus

---------------------------

REFERENCES TO "YOU" AND "YOUR" IN THE PROSPECTUS REFER TO PROSPECTIVE INVESTORS OR SHAREHOLDERS. REFERENCES TO "WE", "US" OR "OUR" REFER TO THE FUNDS AND THE FUND MANAGEMENT (ADVISER, DISTRIBUTOR, ADMINISTRATOR, TRANSFER AGENT AND CUSTODIANS) GENERALLY.



[ICON]
   The Catholic Funds


------------------

The Catholic Funds, Inc. is a family of mutual funds contained within a single investment company organized as a Maryland Corporation. This Prospectus describes shares for all three of its Funds:



                                                                                    Primary
Fund                                      Investment Objectives+                    Investments
---------------------------------------------------------------------------
Equity Income Fund                        Current income and long-term capital      Dividend paying common stocks
                                          growth
------------------------------------------------------------
Large-Cap Growth Fund                     Long-term capital growth                  Large-cap common stocks
------------------------------------------------------------
Disciplined Capital Appreciation Fund     Long-term capital appreciation            Common stocks in a broad capitalization
                                                                                    range
------------------------------------------------------------



  +  There can be no assurance that any Fund will achieve its objective.

Catholic Financial Services Corporation, a Wisconsin corporation registered as an investment adviser under federal securities laws, is the Adviser to the Funds. Catholic Financial Services Corporation and The Catholic Funds have retained Sub-Advisers to manage the day-to-day selection and management of each Fund's investments. The Sub-Advisers are: Todd Investment Advisors, Inc. for the Equity Income Fund, Peregrine Capital Management, Inc. for the Large-Cap Growth Fund, and Vantage Global Advisors, Inc. for the Disciplined Capital Appreciation Fund.


[ICON]
   Investment Philosophy Statement

-----------------------------

The investment philosophy for The Catholic Funds, Inc. (the "Catholic Funds" or "CFI") is based on two principles:



1. Prudent Financial Stewardship The investments in CFI will be managed using strategies aimed at producing results that will help investors reach their financial goals, without taking unwarranted risks.



2. Responsible Catholic Stewardship CFI will strive to invest the assets of each of its managed funds in companies whose primary products, services and activities are substantially consistent with certain core Catholic values. The Board of Directors of CFI has selected, from among many important core Catholic values, the following values for us to apply when we select investments for the
Funds:



   - SANCTITY OF HUMAN LIFE--Human life deserves protection from the moment of conception.



   - NO UNJUST WARS--The indiscriminate destruction of civilians is wrong, even in the course of an otherwise justifiable war.



   - DIGNITY OF THE HUMAN PERSON--Every person is entitled to be treated with dignity and justice, because every human being is created in the image and likeness of God.



The Board of Directors selected these three particular core Catholic values using the following criteria. First, each of the selected values is grounded in the very fundamental Catholic value that every person is made in the image and likeness of God. Second, each relates to the protection of innocent victims who have no choice or whose choices are extremely limited under the relevant circumstances, such as unborn children, civilians in war and people who need to earn a living. Third, the Advisers can practically and efficiently implement each of these values in making day-to-day investment decisions, and the Board of Directors effectively can monitor and direct compliance with these values.



The Board of Directors may from time to time select different or additional core Catholic values that CFI will implement in its investment program. For example, the Board of Directors may determine to add or substitute a selected core Catholic value in response to official doctrinal statements of the Catholic church. In any event, the Board of Directors has the sole and exclusive authority to select the core Catholic values that we will implement in the Funds' investment programs.



The Board of Directors will establish guidelines from time to time which the Advisers will use to identify and select investments for each of the Funds. These guidelines will help focus the Advisers' attention on factors that are relevant in identifying investments for each Fund which are consistent with the selected core Catholic values, but the Advisers necessarily will exercise some subjective judgment when applying these guidelines to any specific facts and circumstances. The Board of Directors will monitor investment selections that the Advisers make for each Fund, and will provide specific direction and modify and refine the guidelines as necessary so that, in the judgment of the Board of Directors, the Advisers' investment selections remain consistent with the selected core Catholic values. The Board of Directors' decision on these matters will be final.

By application of these values, each Fund will avoid investing in companies:



   - That directly participate in abortion;



   - That derive more than 5% of their revenues directly from the production or development of indiscriminate weapons of mass destruction (for example, biological and chemical weapons and first-strike nuclear weapons); or



   - Whose employment practices are substantially inconsistent with the dignity and primacy of the human person (for example, not providing a livable wage as dictated by the standards of the particular region; not providing safe, sanitary or humane working conditions; or discriminating against individuals on account of sex, race, color, social condition, language or religion).



From time to time the Funds may decide to avoid investing in companies because of other business activities or practices that may be determined to be inconsistent with core Catholic values. For example, the guideline above regarding producers and developers of weapons of mass destruction states that the Funds will avoid investing in companies that derive more than 5% of their revenues DIRECTLY from the production or development of indiscriminate weapons of mass destruction. We have stated this test in terms of revenues derived directly from these activities, because objective data regarding indirect revenues generally is difficult to obtain and verify. However, if we obtain reliable information establishing that a company derives more than 5% of its revenues INDIRECTLY from the production or development of indiscriminate weapons of mass destruction, we may determine that an investment in that company is inconsistent with the selected core Catholic values. We also may determine that an investment in a particular company is inconsistent with the selected core Catholic values based on considerations and factors different from those specifically listed above.



Investors should bear in mind that, because we consider only certain core Catholic values when selecting investments for the Funds, it is likely that the Funds from time to time will own stocks of companies that engage in business and employment activities and practices that may be perceived by some to be inconsistent with important core Catholic values other than those described above.



Because each Fund will purchase only those securities which meet both the Fund's investment objective and the responsible Catholic stewardship principle, the return on securities chosen may be lower than if the Funds considered only financial and other traditional criteria when selecting investments. However, the Sub-Advisers have analyzed the anticipated effects of the core Catholic values screen on their selections of investments for the Funds, and they have assured CFI's Board of Directors that in their judgment the application of these core Catholic values will not significantly hamper the ability of the Funds' to achieve their investment objectives.



[ICON]
   General Risks to Consider


-----------------------

MARKET RISK Common stock prices overall will rise and fall over short and even extended periods. The equity markets tend to move in cycles, and a Fund's net asset value (and therefore its share price) will fluctuate with these price changes and market fluctuations. You could lose money investing in the Funds.



OBJECTIVE RISK Objective risk is the risk that a Fund's stocks may not fluctuate in the same manner as the stock markets generally. This is because each of the Funds selects stocks in accordance with defined objectives, policies and principles. For example, when selecting stocks a Fund will focus on specified sizes of companies, companies that pay dividends, or companies meeting other specified criteria, in addition to applying its Catholic stewardship principles. As a result, a Fund's investment portfolio likely will not be representative of the stock market generally.



ADVISER'S BACKGROUND Catholic Financial Services Corporation (the "Adviser") has no prior experience in managing mutual funds, nor has it previously been engaged in the business of providing investment advice on either a discretionary or non-discretionary basis. In part for this reason, CFI and the Adviser have retained the services of experienced Sub-Advisers to provide day-to-day portfolio management and other advisory services to the Funds. CFI's Board of Directors, on the Adviser's recommendation, selected each Sub-Adviser based on its experience and past performance record in managing assets under investment objectives, programs and strategies relevant to those of the particular Fund, including experience with implementing social and ethical screens similar to CFI's responsible Catholic stewardship principle. The Adviser also has hired personnel experienced with conducting and managing administrative functions and distribution operations of mutual funds. Even with these steps, there can be no assurance that the Adviser successfully can manage the advisory, administrative and distribution functions for each of the Funds, or that it and the Sub-Advisers will be successful in achieving the investment objective of any of the Funds.



Other risks specific to each Fund are discussed in the following summary information about the individual Funds.

------------------------------------------------

 Equity Income Fund
                ------------------------------------------------

[ICON]
   Investment Objective
-------------------

The Equity Income Fund seeks both a reasonable level of current income and long-term capital growth.

[ICON]
   Who Should Invest
------------------


The Fund is intended for investors who seek capital growth and, at the same time, wish to receive current income at a level that is greater than the average dividend rates of common stocks generally.


[ICON]
   Investment Policies
------------------


The Fund seeks reasonable income by investing primarily in a diversified portfolio of dividend paying stocks that have a market capitalization of at least $1.0 billion and that exhibit long-term growth potential. The Fund's portfolio manager normally invests at least 75% of the Fund's total assets in these securities. The Fund has the flexibility, however, to invest the balance of its assets in all types of domestic securities, including investment-grade bonds and convertible fixed-income securities (some of which may be below investment grade), and non-dividend paying stocks. The Fund also may invest in securities of foreign issuers traded on a U.S. national securities exchange or the NASDAQ National Market System. Investing in foreign securities offers potential benefits not available from investing solely in the securities of domestic issuers, including the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those in the U.S.



The Fund's portfolio manager considers several factors in determining which individual securities to buy, hold or sell. The portfolio manager looks for companies with fundamental "value" or "growth" potential that the manager believes is not reflected in their current market prices. Value potential means that a company's stock price is low relative to its perceived worth. Growth potential is the perception that a company's earnings will grow faster than inflation and the economy in general, and that these earnings will be reflected in a higher stock price. In researching a company, the portfolio manager ordinarily will place a substantial emphasis on the company's prospects for above average sales and earnings growth per share, sound balance sheet and financial condition, product development, marketing capabilities and strength of management. The portfolio manager also attempts to spread the Fund's holdings among many different companies and industries.



In selecting fixed-income securities, the Fund typically buys only investment-grade bonds (rated Baa3/BBB- and higher). The Fund may purchase debt securities that are convertible into equity securities and may invest up to 5% of its assets in convertible securities rated BB. The Fund also may invest up to 5% of its assets in a single non-Treasury issue. Non-Treasury issues include corporate, asset-backed, and mortgage-backed bonds and notes.


[ICON]
   Investment Risks
----------------


OBJECTIVE AND MARKET RISK The value of the Fund's investments (and therefore its share price) will vary in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Dividend paying stocks typically have lower growth potential than other types of stock, and their prices therefore do not tend to increase as rapidly as other stocks during periods of general increases in stock prices.



INTEREST RATE RISK Bond values fluctuate based on several factors, but primarily credit quality and interest rate changes. Because the Fund primarily will buy investment grade bonds, the principal risk associated with its bond investments is interest rate risk. Interest rate risk is the possibility that rising interest rates will cause declines in the prices of the bonds that the Fund holds. Bond prices typically move in the opposite direction of interest rates, with the prices of bonds with longer maturities typically changing more than the prices of those with shorter maturities.



CREDIT RISK Non-treasury bonds in which the Fund may invest are subject to credit risk. Credit risk is the possibility that the borrower of the bond proceeds, or the guarantor of the bond, will not be able to make principal and interest payments on a timely basis. Creditworthiness could deteriorate because of general economic conditions, adverse developments that affect the industry in which the borrower conducts its business, or adverse developments that affect the borrower's business uniquely. If the creditworthiness of an issuer of a bond held by the Fund were to deteriorate, the value of the bond likely would drop.



CONVERTIBLE SECURITIES Convertible bonds that the Fund may purchase often are rated below investment grade or are not rated, because they fall below debt obligations and just above equity in order of preference on a company's balance sheet. As a result, an issuer with investment grade senior debt may offer convertible bonds which are below investment grade. Below investment grade convertible bonds (sometimes referred to as junk bonds) in which the Fund may invest generally are more vulnerable to default than higher grade bonds, and are more susceptible to adverse business, financial and economic conditions that reduce the capacity and willingness of borrowers to make scheduled interest and principal payments. The market prices of these convertible bonds may fluctuate more in times of economic uncertainty than is the case for higher rated bonds. Also, because the bond is convertible into the company's common stock, the market price of the bond tends to rise and fall with the price of the company's common stock. Under some market conditions, this feature can cause the bond's market price to be more erratic than junk bonds generally.



FOREIGN SECURITIES Investing in foreign securities involves special additional risks and considerations not typically associated with investing in securities of U.S. companies. These include: fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers and greater difficulties in commencing lawsuits against foreign issuers.


------------------------------------------------

 Large-Cap Growth Fund
                ------------------------------------------------

[ICON]
   Investment Objective
-------------------

The Large-Cap Growth Fund seeks long-term capital growth by investing primarily in high quality growth stocks of companies with large market capitalizations.

[ICON]
   Who Should Invest
------------------

The Fund is intended for investors who want long-term capital appreciation, can tolerate fluctuations in portfolio value, and have no need for current income from the Fund.

[ICON]
   Investment Policies
------------------


The Fund seeks fast growing companies with the potential to produce superior long-term results. The Fund's investment will consist primarily of stocks with market capitalizations above $5 billion. These companies have exhibited rapid earnings gains in relation to the average of companies in the S&P 500 Index, with superior returns on capital and below average levels of debt. Stocks are selected with a long-term investment horizon, allowing full participation in company success with low portfolio turnover and transaction costs. The Fund typically will be fully invested in equities and will avoid short-term market timing.



Under normal market conditions, the Fund's portfolio manager will invest at least 75% of the Fund's total assets in the common stocks of companies with large market capitalizations. Companies whose capitalizations fall below $5 billion after purchase continue to be considered large-capitalization for purposes of this 75% policy. Companies with large market capitalizations typically have a large number of publicly held shares and a high trading volume, resulting in a high degree of liquidity. These tend to be quality companies with strong management organizations.



The Fund has the flexibility to invest in other market capitalizations and various types of domestic securities and in the securities of foreign issuers traded on a U.S. national securities exchange or the NASDAQ National Market System. Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers, including the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S.



When, in the judgment of the Adviser, the market for large capitalization stocks poses an undue risk to the Fund in the short term, the Adviser temporarily may invest without limitation in preferred stocks and investment-grade debt instruments, to adjust its investment exposure. While the Adviser will use these defensive strategies only to protect the Fund against anticipated adverse market developments, the Fund will miss out on growth in the large capitalization market that potentially could occur during the period that the Fund is in a defensive posture.



[ICON]
   Investment Risks

----------------


The value of the Fund's investments will depend not only on the movement of the market in general, but on factors that affect the individual stocks held in the Fund's portfolio, such as the companies' financial performance, management and business trends. The Fund's focus on investment in fast growing companies means that the market ratios of its portfolio companies (such as the price to earnings ratio) may be higher than those of large capitalization companies in general. Also, in recent years, companies that have made disappointing earnings announcements, especially those with high market ratios, have experienced sharp and immediate declines in their stock prices.



Investing in foreign securities involves special additional risks and considerations not typically associated with investing in securities of U.S. companies. These include: fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers and greater difficulties in commencing lawsuits against foreign issuers.

When you sell your shares of the Fund, they may be worth more or less than what you paid for them. The Fund is subject to both objective risk and general market risk.


------------------------------------------------
 Disciplined Capital  Appreciation Fund
                ------------------------------------------------

[ICON]
   Investment Objective
-------------------


The Disciplined Capital Appreciation Fund seeks long-term growth of capital with controlled risk by investing in a diversified portfolio, primarily in common stocks of companies in a broad range of market capitalizations.


[ICON]
   Who Should Invest
------------------

This Fund is intended for investors who seek long-term capital appreciation, can tolerate fluctuations in portfolio value, and have no need for current income from the Fund.

[ICON]
   Investment Policies
------------------


The Fund is managed using a systematic, computer driven model to objectively identify attractive stocks solely based on numerical measures of growth and value. Consistent and continuous application of this model ensures that stocks are evaluated solely on their relative values, not influenced by analyst biases. By analyzing a large universe of stocks daily, new investment opportunities can be discovered. This disciplined process of stock selection has built in portfolio risk controls that limit industry and individual stock concentration. The portfolio is diversified with approximately 100 stocks across many industries, normally with the majority of the issues in companies with market capitalizations between $1 and $10 billion at the time of purchase. Under normal market conditions, the Fund expects to be fully invested in common stocks, thereby providing investors with broad-based equity exposure. A significant portion of the Fund's total assets will be invested in companies with medium market capitalizations. The Fund has the flexibility to invest in other market capitalizations and other types of securities, including the securities of foreign issuers traded on a U.S. national securities exchange or on the NASDAQ National Market System.



When, in the judgment of the Adviser, the market poses an undue risk to the Fund in the short term, the Adviser temporarily may invest without limitation in preferred stocks and investment-grade debt instruments, to adjust its investment exposure. While the Adviser will use these defensive strategies only to protect the Fund against anticipated adverse market developments, the Fund will miss out on growth in the large capitalization market that potentially could occur during the period that the Fund is in a defensive posture.


[ICON]
   Investment Risks
----------------


The Fund is subject both to objective risk and general market risk. The value of the Fund's investments will vary in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, because they can be subject to more abrupt or erratic market movements.



Investing in foreign securities involves special additional risks and considerations not typically associated with investing in securities of U.S. companies. These include: fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers and greater difficulties in commencing lawsuits against foreign issuers.


[ICON]
   Portfolio Turnover
------------------


In general, the greater the volume of buying and selling by a mutual fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. A mutual fund with turnover expenses in excess of 100% engages in a high volume of buying and selling, and likely will pay more brokerage commissions and may realize more taxable gains than a mutual fund with less turnover.



High portfolio turnover rates may also cause substantial net short-term gains, and any distributions resulting from such gains will be ordinary income for federal income tax purposes.



Because of the Disciplined Capital Appreciation Fund's investment strategy, we anticipate that its portfolio turnover rate may be over 100%.

--------------------------------------------------------------------------------


 Fees and Expenses

--------------------------------------------------------------------------------


[ICON]
   General Information


-------------------

Fees and expenses are important considerations in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with buying, selling, or exchanging shares.


Shareholder transaction expenses are charges you pay when you buy shares in one of the Funds, redeem (sell) shares by wire or exchange shares by telephone. In the case of purchases and exchanges, shareholder transaction expenses reduce the amount of your payment that is invested in shares of the mutual fund. In the case of sales, shareholder transaction expenses reduce the amount of the sale proceeds returned to you.



Annual fund operating expenses, on the other hand, are expenses that a mutual fund pays to conduct its business, including investment advisory fees and the costs of maintaining shareholder accounts, administering the fund, providing shareholder services, and other activities of the mutual fund. Annual fund operating expenses are deducted from a mutual fund's assets, and therefore reduce its total return.



[ICON]
   Fees and Expenses of the Funds


---------------------------

THE TABLE BELOW DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.


Shareholder Transaction Expenses
(fees paid directly from your investment)


                                                           Disciplined
                                     Equity-   Large-Cap   Capital
                                     Income    Growth      Appreciation
                                     Fund      Fund        Fund
-----------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
 percentage of offering price) (1)     4.00%      4.00%        4.00%
-----------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends        None       None         None
-----------------------------------------------------------------------
Redemption Fees (2)                    None       None         None
-----------------------------------------------------------------------
Exchange Fee (3)                       None       None         None
-----------------------------------------------------------------------



Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)



                                                           Disciplined
                                     Equity-   Large-Cap   Capital
                                     Income    Growth      Appreciation
                                     Fund      Fund        Fund
-----------------------------------------------------------------------
Management Fees                         .80%       .90%          .90%
-----------------------------------------------------------------------
Distribution (12b-1) Fees               .25%       .25%          .25%
-----------------------------------------------------------------------
Other Expenses (4)                     1.34%      1.34%         1.34%
-----------------------------------------------------------------------
Total Fund Operating Expenses          2.39%      2.49%         2.49%
-----------------------------------------------------------------------
Expense Reimbursement (5)             (0.74%)    (0.74%)       (0.74%)
-----------------------------------------------------------------------
Net Expenses                           1.65%      1.75%         1.75%
-----------------------------------------------------------------------



(1)  To determine if you qualify for a lower sales charge, see "How to Invest".
(2)  The Funds charge $12.00 for each wire redemption
(3)  The Funds charge $5.00 for each telephone exchange
(4)  Other Expenses are based on estimated amounts for the current fiscal year.
(5) The Adviser commits to reimburse the Funds to the extent that Annual Total Fund Operating Expenses exceed 1.65% for the Equity Income Fund and 1.75% for the Large-Cap Growth and Disciplined Capital Appreciation Funds.

[ICON]
   Example


----------

The following example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                          1 Year    3 Years
------------------------------------------------------------
Equity Income Fund                          $632     $1,116
------------------------------------------------------------
Large-Cap Growth Fund                       $642     $1,144
------------------------------------------------------------
Disciplined Capital Appreciation Fund       $642     $1,144
------------------------------------------------------------

--------------------------------------------------------------------------------

 Management
--------------------------------------------------------------------------------

[ICON]
   Adviser

---------

Catholic Financial Services Corporation ("CFSC"), a Wisconsin corporation organized in 1994, is the investment adviser ("Adviser") and Distributor ("Distributor") for the Funds. As the Adviser, CFSC makes the investment decisions for the Funds. As the Distributor, CFSC sells the Funds' shares to investors. The Board of Directors of CFSC has committed to distribute a minimum of 10% of its net operating income before taxes to support Catholic education and vocations and other Catholic causes. This is a voluntary commitment which CFSC may elect to discontinue at anytime. CFSC presently does not anticipate that it will have any operating income prior to the year 2003.



The majority of the outstanding stock of CFSC is held by Catholic Knights Financial Services, Inc., which functions as an administrative holding company and is a wholly-owned subsidiary of Catholic Knights Insurance Society ("Catholic Knights"). Catholic Knights is a non-profit, non-stock membership organization, licensed to do business as a fraternal benefit insurance society. The remaining outstanding stock in CFSC is owned by Catholic Order of Foresters (a non-profit, non-stock Illinois fraternal benefit insurance society) and Catholic Knights of America (a non-profit, non-stock Missouri fraternal benefit insurance society). All three fraternals are formed to unite Catholics and their families for social, religious, and benevolent purposes and for intellectual improvement and to provide quality financial products and fraternal benefits to their members. All of the stock in CFSC is owned by these three fraternal benefit insurance societies, hereafter referred to as the Catholic Fraternal Alliance.



The Catholic Fraternal Alliance provides ordinary and interest sensitive whole and universal life insurance, term insurance and a variety of fixed return annuity products to individual Catholics in more than 30 states. As a group, the Catholic Fraternal Alliance rank in the top 15% of life insurers in the U.S. in terms of life insurance in force and total assets. The Catholic Fraternal Alliance has more than 220,000 members who belong to one of more than 800 local lodges throughout the U.S. The Catholic Fraternal Alliance provides $7 million annually in charitable and benevolent funding and services to its members, their Catholic parishes and communities. The Catholic Fraternal Alliance has nearly $5 billion of life insurance in force and nearly $1 billion of total assets under management.


[ICON]
   Advisory Agreements

-------------------

Pursuant to the terms of the Advisory Agreements, and subject to the supervision of the Funds' Board of Directors, the Adviser and Sub-Advisers manage the investment and reinvestment of the Funds' assets, provide the Funds with personnel, facilities, and administrative services, and supervise the Funds' daily business affairs. We formulate and implement a continuous investment program for the Funds consistent with each Fund's investment objectives, policies and restrictions.


We provide office space as well as executive and other personnel to the Funds. In addition to investment advisory fees, each Fund incurs the following expenses: legal, auditing and accounting expenses; directors' fees and expenses; insurance premiums; brokers' commissions; taxes and governmental fees; expenses of issuing and redeeming shares; organizational expenses; expenses of registering or qualifying shares for sale; postage and printing for reports and notices to shareholders; fees and disbursements of the Custodian and Transfer Agent; certain expenses with respect to membership fees of industry associations; and any extraordinary expenses, such as litigation expenses.


For providing the services listed above, the Adviser receives an annual advisory fee of 0.80 of 1% of daily net assets for the Equity Income Fund and .90 of 1% for the Large-Cap Growth and Disciplined Capital Appreciation Funds. Out of these fees, the Adviser pays the Sub-Advisory fees applicable to each Fund.



[ICON]
   Sub-Advisers


-------------

We have engaged Todd Investment Advisors, Inc., Peregrine Capital Management, Inc. and Vantage Global Advisors, Inc. to serve as Sub-Advisers to the Funds.


------------------------------------------------


 Equity Income Fund

                ------------------------------------------------

Todd Investments Advisors, Inc. ("Todd"), 101 South Fifth Street, Suite 3160, Louisville, KY 40202, serves as the Sub-Adviser for the Equity Income Fund. Under our direction and control, Todd makes the day-to-day investment decisions for the Fund. Todd is registered as an investment adviser under the securities laws.



Curtiss M. Scott, Jr., CFA, manages the day-to-day Fund investments. Mr. Scott has served as a Senior Portfolio Manager at Todd since May 1996. Prior to 1996, Mr. Scott served as Partner and Managing Director of Executive Investment Advisors, Louisville, Kentucky. Mr. Scott has been managing equity portfolios since 1978.

Todd receives the following annual fee: 0.38 of 1% on the first $10 million;
0.35 of 1% on the next $40 million; and 0.30 of 1% on average daily net assets over $50 million (payable from the 0.80% Annual Advisory Fee paid to the Adviser).



The Western and Southern Life Insurance Company ("Western-Southern") indirectly owns all of the outstanding capital stock of Todd through Western-Southern's investment advisor subsidiary, Fort Washington Investment Advisors, Inc. ("FWIA").



Western-Southern is an Ohio mutual life insurance company founded in 1888. Western-Southern, together with its operating companies, has approximately $14.0 billion in total assets. FWIA manages most of the assets of the Western-Southern group of companies, and also manages assets of third parties on a discretionary basis. Western-Southern and FWIA are each headquartered in Cincinnati, Ohio.


------------------------------------------------


 Large-Cap Growth Fund

                ------------------------------------------------

Peregrine Capital Management, Inc. ("Peregrine"), a wholly-owned subsidiary of Norwest Bank of Minnesota, N.A., serves as the Sub-Adviser for the Large-Cap Growth Fund. Peregrine is located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 54402-2018.



John S. Dale, CFA and Gary Nussbaum, CFA, serve as co-managers of the Large Cap Growth Fund. Mr. Dale and Mr. Nussbaum are both senior vice presidents and portfolio managers at Peregrine. Prior to joining Peregrine in 1987, Mr. Dale was with Norwest Corp. Mr. Nussbaum has been with Peregrine since 1990. Prior to 1990, he worked as an investment research officer with Shawmut National Corporation/Connecticut National Bank.



Peregrine receives the following annual fee: 0.50 of 1% on the first $25 million; 0.45 of 1% on next $25 million; and 0.40 of 1% on average daily net assets over $50 million (payable from the 0.90% Annual Advisory Fee paid to the Adviser).


------------------------------------------------

 Disciplined Capital  Appreciation Fund

                ------------------------------------------------

Vantage Global Advisors, Inc. ("Vantage"), 630 Fifth Avenue, New York, NY 10111, serves as the Sub-Adviser to the Disciplined Capital Appreciation Fund. Vantage, which is registered as an investment adviser under the securities laws, is wholly-owned by Lincoln National Corporation, located in Fort Wayne, Indiana.



T. Scott Wittman, CFA, and Enrique Chang manage the day-to-day Fund investments. Mr. Wittman has served as President and Chief Investment Officer of Vantage since February 1991. Mr. Chang has served as Director of Research and Portfolio Management at Vantage since November 1997. Prior to Joining Vantage, Mr. Chang worked for J&W Seligman from April 1997 to November 1997, and served as Director of Quantitative Analysis and Strategy with General Reinsurance Corporation from October 1993 to March 1997.



Vantage receives the following fee: 0.50 of 1% on the first $50 million; 0.45 of 1% on the next $50 million; and 0.40 of 1% of the Fund's average daily net assets over $100 million (payable from the 0.90% Annual Advisory Fee paid to the Adviser). Vantage has agreed to waive 10 basis points from the fee schedule for the first two years of the Fund's operations or until its total assets reach $35 million, whichever occurs first.

--------------------------------------------------------------------------------


 Using Mutual Funds in an Investment Program

--------------------------------------------------------------------------------


Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing and liquidity. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have.



In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.



You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the CFI Family of Funds.

--------------------------------------------------------------------------------

 How to Invest
--------------------------------------------------------------------------------

[ICON]
   Buying Shares in the Funds

------------------------

You can buy shares in the Funds through a licensed registered representative, by mail or wire transfer. You buy shares at net asset value ("NAV") plus any sales charge that applies (the "public offering price" or "POP"). The maximum sales charge is 4.00% of the public offering price (or 4.17% of the NAV). We do not impose a sales charge when an investor redeems shares. We may reduce or waive sales charges on certain purchases. The adjacent chart shows the sales charge percentage for shares at different dollar level purchases.


[ICON]
   Reducing Your Sales Charge

------------------------

We may reduce your sales charges on purchases of shares under certain circumstances, described below. If you are eligible for one of these reductions, you must tell us or your Registered Representative at the time you purchase shares or you may not receive the reduction. Directors and employees of the Funds and the Adviser and Sub-Advisers, employees of Catholic fraternal benefit societies, persons employed by brokers owned by fraternal benefit societies that sell shares of the Funds and persons licensed to receive commissions for sales of the Funds may not pay a sales charge on their purchases or on purchases made by family members residing with them. We reserve the right to stop or change these reductions at any time.


50% REDUCTION: Non-profit organizations, charitable trusts, and endowments pay only 50% of the normal sales charge so long as there is a meaningful Catholic affiliation. The reduction does not apply to retirement plan accounts.


RIGHT OF ACCUMULATION: You can combine all your share purchases across Funds and accounts, including the purchases of your immediate family, when computing your current sales charge for shares. Immediate family means your spouse and your children who are dependents for federal income tax purposes. Eligible shares for combination in computing the sales charge include those contained in individual, joint tenant, gift/transfer to minor, trust and IRA accounts. Employer-sponsored plans can link the shares in the plan for purposes of calculating a sales charge reduction. Shares of the Firstar Money Market Fund are not eligible shares for Right of Accumulation. However, any Funds' shares that have been exchanged INTO the Firstar Money Market Fund are eligible shares for Right of Accumulation. Right of Accumulation includes the value of all shares at the public offering price.



                                          Maximum
                                          Sales                 50% Sales
                                Maximum   Charge                Charge
                                Sales     as a %    50% Sales   as a %
Your                            Charge    of Net    Charge      of Net
Investment                      as a %    Amount    as a %      Amount
Account                         of POP*   Invested* of POP*     Invested*
-------------------------------------------------------------------------
Less than $25,000                 4.00%     4.17%      2.00%       2.04%
-------------------------------------------------------------------------
$25,000 but less than $50,000     3.75%     3.90%      1.88%       1.91%
-------------------------------------------------------------------------
$50,000 but less than $100,000    3.00%     3.09%      1.50%       1.52%
-------------------------------------------------------------------------
$100,000 but less than
 $250,000                         2.00%     2.04%      1.00%       1.01%
-------------------------------------------------------------------------
$250,000 but less than
 $500,000                         1.00%     1.01%      0.50%       0.50%
-------------------------------------------------------------------------
$500,000 and up*                  0.00%     0.00%      0.00%       0.00%
-------------------------------------------------------------------------



  * Registered Representatives may receive compensation not exceeding 70% of the sales charge on amounts purchased and may receive compensation not exceeding 0.35 of 1% of amounts invested at $500,000 and up.

[ICON]
   Letter of Intent


---------------
If you expect to invest $25,000 or more during the next 13 months, you can reduce your sales charge by signing a Letter of Intent. A Letter of Intent permits you to pay the sales charge that would be applicable if you add up all shares of the Funds that you agree to buy within the 13-month period. You can include purchases in accounts you have linked for purposes of the Right of Accumulation, and you can back date a Letter of Intent to include purchases made in the last 90 days. However, we do not recalculate the sales charge on prior purchases.


You do not have any obligation to buy additional shares. During the Letter of Intent period, we will escrow shares totaling 5% of the investment goal. If for some reason you do not fulfill the Letter of Intent within the 13-month period, we will sell escrowed shares to cover any additional sales charges due from you. You should sign only one Letter of Intent for all accounts combined under Right of Accumulation.

Minimum Purchase Amount
Per Account Per Transaction



Minimum
Purchase Amount
Per Account                               Initial     Additional
Per Transaction                           Purchase    Purchase
-----------------------------------------------------------------
Regular Account*                            $1,000        $50
IRA*                                        $  250        $50
Automatic Investment Plan                   $   50        $25
UGMA or UTMA**                              $  250        $50



  *  Indicates purchases made by check or wire.
 ** Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act
     (UTMA). The custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax.

The Funds may waive the minimum investment amount needed to open or add to an account.


[ICON]
   Opening a New Account

---------------------
You can open a new account through a licensed Registered Representative, or directly by mail. A complete, signed application is required for new accounts. Also, you will need to fill out an application if after you open your account, you subsequently purchase shares of a Fund that was not selected in your initial application.


Your CFSC Registered Representative is ready to help you open a new account. If you do not know the name of your Registered Representative, please call The Catholic Funds, Inc. at 1-877-222-2402.


To open your account, just follow these steps:

1. After reviewing this prospectus, complete a Catholic Funds application and New Account Form, which should be attached to the prospectus, for every different account registration. For example, you need separate applications for an individual account in the Equity Income Fund and an IRA invested in the Equity Income Fund. If you don't complete the application properly, your purchase may be delayed or rejected;


2. Make your check payable to "The CATHOLIC FUNDS"; and



3. Mail your completed application and check to:
  REGULAR MAIL
  The Catholic Funds, Inc.
  P.O. Box 05710
  Milwaukee, WI 53205-5710



EXPRESS MAIL/PRIVATE DELIVERY
  The Catholic Funds, Inc.
  1100 W. Wells Street
  Milwaukee, WI 53233


[ICON]
   Accounts for Retirement Savings

----------------------------

Shareholders, their enterprises as well as Catholic organizations may establish their own individual or business retirement plans. These accounts may offer you tax advantages. You should consult with your legal and/or tax adviser before you establish a retirement plan.


A third-party maintenance fee may apply to some retirement accounts. Please review plan documents for more information.


CFSC accepts investments from the retirement plans listed below:



   - Traditional IRA (Individual Retirement Account);



   - "Rollover" IRA;



   - Roth IRA (annual contributions are not tax deductible, but distributions may not be subject to income tax);



   - SEP-IRA (Simplified Employee Pension Plan);



   - SIMPLE-IRA (Savings Incentive Match Plan for Employees);



   - Education IRA - (annual contributions are not tax deductible, but distributions may not be subject to income tax);



   - 403(b)(7) retirement plan account (legal restrictions apply to your ability to withdraw funds from this account); and



   - Qualified retirement plans.



CFSC will not provide any prototype qualified retirement plans, i.e., pension, profit sharing and 401(k) plans, although these plans may invest in the Funds.

--------------------------------------------------------------------------------

 Buying Additional Shares for Your Account
--------------------------------------------------------------------------------


After you have opened an account with The Catholic Funds, you can make additional investments of $50 or more to that account by mail, telephone or wire. Please put your name and your Catholic Funds account number on the face of all investment checks and make sure your checks are payable to "The Catholic Funds." Some retirement accounts, such as the 403(b)(7) Retirement Plan, may allow you to make investments only by deferring part of your salary.


BY MAIL. Purchase orders should be sent to:


  REGULAR MAIL
  The Catholic Funds, Inc.
  c/o Firstar Mutual Fund Services, LLC
  P.O. Box 701
  Milwaukee, WI 53201-0701



  EXPRESS MAIL/PRIVATE DELIVERY
  The Catholic Funds, Inc.
  c/o Firstar Mutual Fund Services, LLC
  Third Floor
  615 East Michigan Street
  Milwaukee, WI 53202



BY TELEPHONE: Before you can buy additional shares by telephone, you must have selected the Request for Telephone Purchase option on the application. Once you have selected this option, you can call Firstar Mutual Fund Services at 1-877-222-2402 and have money withdrawn from your bank checking or savings account to make your investment. You pay the next price computed after the Funds have received your investment from your bank.


BY WIRE. If your bank is a member of or has a corresponding relationship with a member of the Federal Reserve System, you can buy shares of the Funds by wire transfer by following these steps:


1. Call Firstar Mutual Fund Services at 1-877-222-2402 and provide the following information:



   - Your account registration;



   - The name of the Fund(s) in which you want to invest;



   - Your address;



   - Your Social Security or tax identification number;



   - The dollar amount;



   - The name of the wiring bank; and



   - The name and the telephone number of the person at your bank who the Funds can contact about your purchase.


Firstar must receive your wire order before the closing of the NYSE (normally 3:00 p.m. Central Time) in order for you to receive that day's price.

2. Instruct your bank to use the following instructions when wiring funds:


WIRE TO:          FIRSTAR BANK MILWAUKEE, N.A.
CREDIT:           FIRSTAR MUTUAL FUND SERVICES, LLC
                  ACCOUNT 112-952-137
                  ROUTING NUMBER 075000022

FURTHER CREDIT:   (NAME OF FUND)
                  (SHAREHOLDER ACCOUNT NUMBER)
                  (SHAREHOLDER REGISTRATION)



Please call 1-877-222-2402 prior to sending the wire in order to obtain a confirmation number and to ensure prompt and accurate handling of funds.


We are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

--------------------------------------------------------------------------------

 Account Registration
--------------------------------------------------------------------------------

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your Catholic Funds application. Some account registrations may require additional documents.

[ICON]
   Automatic Investment Plans

-------------------------

To make regular investing more convenient, you can open an automatic investment plan with an initial investment of $50 and a minimum of $25 per account per transaction after you start your plan. Using The Catholic Funds Automatic Investment Plans, you may implement a strategy called dollar cost averaging. Dollar cost averaging involves investing a fixed amount of money at regular intervals. When you "dollar cost average," you purchase more shares when the price is low and fewer shares when the price is high. Dollar cost averaging does not ensure a profit or protect against a loss during declining markets. Because such a program involves continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are low. Your CFSC Registered Representative is ready to help you set up one of the following plans.


THE BANK DRAFT PLAN allows you to make regular investments in the Funds directly from your checking or savings account. The following rules and/or guidelines apply:


   - You can select up to two transaction dates per month (at least ten days apart). If you don't select the date(s), the money will automatically be withdrawn from your bank account on the 5th (and 15th) of the month;



   - To start the plan or change your bank account, you must notify Firstar Mutual Fund Services, LLC in writing at least 13 business days prior to the transaction date. All bank account owners must sign the bank draft plan card;



   - To stop or change the amount of your plan, you must notify Firstar Mutual Fund Services, LLC in writing or via telephone at 1-877-222-2402 at least 5 business days prior to the transaction date; and



   - Make sure you have enough money in your bank account to make the investment so you can avoid paying any possible fees from your bank or our Transfer Agent.


THE PAYROLL DEDUCTION SAVINGS AND INVESTMENT PLAN allows employees of participating companies to invest in the Funds through direct deduction from their paychecks or commission checks.

All payroll deductions for retirement plan accounts will be considered current year contributions unless we are notified in writing.

[ICON]
   Purchases

-----------

Your purchase must be in U.S. dollars and your check must be drawn on a U.S. bank. We do not accept cash, traveler's checks or third party checks. If your check does not clear, we will cancel your purchase and hold you liable for any losses and any applicable fees, currently $20. When you buy shares by any type of check, electronic funds transfer or automatic investment purchase, you may not be able to redeem the shares you purchased for 12 days or until your check has cleared, whichever occurs first. This does not limit your right to redeem shares. Rather, it operates to make sure that payment for the shares purchased has been received by the Transfer Agent.

--------------------------------------------------------------------------------

 Selling Your Shares
--------------------------------------------------------------------------------

[ICON]
   In General

------------

You can sell your shares on any business day. When you sell your shares you receive the net asset value per share. If we receive your request in good order before the close of the New York Stock Exchange ("NYSE") (normally 3:00 p.m. Central Time) you will receive that day's price. If we receive your redemption request in good order after the close of the NYSE, or on a holiday, weekend or a day the NYSE is closed, we will process your transaction at the closing price on the next business day. A redemption request is in good order when it contains signatures (including signature guarantees when needed) and the required information listed below, and any legally required additional information and documentation. You can sell shares by mail, telephone or wire.



BY MAIL.



Please include the following in your redemption request:



   - Names(s) of the account owner(s);



   - Account number(s);



   - Amount you want to receive or the number of shares you want to sell;



   - Tax withholding information, if required, for retirement accounts; and



   - Signatures of all account owners.


YOU MUST HAVE YOUR SIGNATURE GUARANTEED FOR WRITTEN SELL ORDERS IF:

1.  You want to sell shares with a value of more than $25,000;


2. You want the proceeds sent to an address other than the one listed for your account; or



3.  You want the check payable to someone other than the account owner(s);


You can usually obtain a signature guarantee at commercial banks, trust companies or broker-dealers. A SIGNATURE GUARANTEE IS NOT THE SAME THING AS A NOTARIZED SIGNATURE. Accounts held by a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan may require more documentation.


  REGULAR MAIL
  The Catholic Funds, Inc.
  c/o Firstar Mutual Fund Services, LLC
  P.O. Box 701
  Milwaukee, WI 53201-0701



  EXPRESS MAIL/PRIVATE DELIVERY
  The Catholic Funds, Inc.
  c/o Firstar Mutual Fund Services, LLC
  Third Floor
  615 East Michigan Street
  Milwaukee, WI 53202



BY TELEPHONE



To make investing in the Funds more convenient, you may buy, sell or exchange shares by telephone. We have established reasonable procedures to protect against anyone who attempts to use the telephone service fraudulently. Please be aware, however, that The Catholic Funds, the Custodian, the Transfer Agent or any of their employees will not be liable for losses suffered by you that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. Once you have made a telephone request you cannot cancel or modify it! During periods of extreme volume caused by dramatic economic or stock market changes, or when the telephone system is not fully functional, you may have difficulty reaching us by telephone and telephone transactions may be difficult to implement at those times. We reserve the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods.



The following rules and/or guidelines for selling by telephone apply:



   - You must call Firstar Mutual Fund Services at 1-877-222-2402



   - You must provide a form of personal identification to confirm your identity;



   - You can sell up to $25,000 worth of shares;



   - The Funds will mail a check only to the person(s) named on the account registration and only to the address on the account;



   - Retirement plan accounts are not eligible;



   - You can do only one telephone redemption within any 30-day period for each authorized account;



   - Telephone redemptions are not available if the address on the account has been changed in the preceding 60 days; and



   - If we receive your request in good order before the close of the NYSE (normally 3:00 p.m. Central Time), you will receive that day's price.

BY WIRE



The following rules and/or guidelines for selling by wire apply:



   - You must give us written authorization, including the signatures of all the owners of the account, on The Catholic Funds Application or Account Change Form;



   - You can make a wire redemption for any amount;



   - You pay a $12.00 fee for each wire redemption;



   - We must receive your request in good order before the close of the NYSE (normally 3:00 p.m. Central Time) for you to receive that day's price; and



   - Wire redemptions may not be available to you for all retirement account plans.


[ICON]
   Systematic Withdrawal Plan

------------------------
You can have money automatically withdrawn from your account(s) on a regular basis by using our systematic withdrawal plan. The plan allows you to receive funds or pay a bill at regular intervals. The following rules and/or guidelines apply:


   - You need a minimum of $10,000 in your account to start the plan;



   - You must withdraw a minimum of $100 monthly;



   - You can select the date(s) on which the money is withdrawn. If you don't select the date(s), we will withdraw the money automatically from your account on the 15th of the month;



   - To start the plan or change the payee(s), you must notify us in writing at least 13 business days prior to the first withdrawal and you must have all account owner(s) sign the appropriate form;



   - To stop or change your plan, you must notify us at least five business days prior to the next withdrawal; and



   - Because of sales charges, you must consider carefully the costs of frequent investments in and withdrawals from your account.


[ICON]
   Closing Small Accounts

--------------------

All Catholic Funds account owners share the high cost of maintaining accounts with low balances. To reduce this cost, we reserve the right, subject to legal restrictions, if any, to close an account when, due to a redemption, its value is less than $1,000. This does not apply to retirement plan accounts, automatic investment plans or UGMA/ UTMA accounts. We will notify you in writing before closing any account, and you will have 30 days to add money to bring the balance up to $1,000.


[ICON]
   Reinstatement Privilege

----------------------

You have 60 days after you sell shares to reinvest the dollar amount you redeemed without having to pay another sales charge. You will pay the net asset value per share on the day when you've made your reinstatement and not on the day when you sold your investment. The following rules apply:



   - You may use this privilege only once per account;



   - You must send a written request and a check for the amount you wish to reinvest to the Fund's transfer agent;



   - The dollar amount you reinvest cannot exceed the dollar amount you sold;
     and



   - The sale of your shares may be a taxable event despite the reinstatement.

--------------------------------------------------------------------------------

 Exchange Privilege
--------------------------------------------------------------------------------


Fund to Fund Exchange. You may exchange shares in one Fund for shares in another Fund either by telephone or in writing without paying any additional sales charge. However, a $5 service fee will be charged for each telephone exchange request (no charge is imposed for written exchange requests). The following rules and/or guidelines apply:



   - Minimum investment rules may apply when you open a new account by exchanging shares, and you may have to submit a new application (i.e., you must exchange at least $1,000 worth of shares to another Fund and fill out a new account form, if you have not previously opened an account in the fund into which shares will be exchanged);



   - You may only exchange into Funds that are legally available for sale in your state;



   - You may have a taxable gain or loss as a result of an exchange;



   - We reserve the right to modify or terminate the exchange privilege upon 60 days' written notice to each shareholder prior to the modification or termination taking effect.



Money Market Exchange. Shareholders may exchange all or a portion of their shares in the Funds for shares of the Firstar Money Market Fund at their relative net asset values and may also exchange back into a CFI Fund without the imposition of any charges or fees. (However, if you purchase shares of the Money Market Fund directly and then exchange into the Funds, you will be subject to a sales charge.) Exchanges into the Firstar Money Market Fund are subject to the minimum purchase and redemption amounts set forth in the prospectus for the Firstar Money Market Fund. The Fund is a no-load money market fund managed by an affiliate of Firstar. No charge to shareholders is imposed for this exchange; however, the Distributor may be compensated by the Firstar Money Market Fund for certain distribution and support services provided in connection with exchanges made by shareholders of the Funds. Also, Firstar will charge a $5.00 fee for each exchange transaction that is executed by telephone. Before exchanging into the Firstar Money Market Fund, please read the applicable prospectus, which may be obtained by calling 1-877-222-2402. The Firstar Money Market Fund is unrelated to the Catholic Fraternal Alliance or any of the Funds.


[ICON]
   Reinvestment Of Fund Distributions.

-------------------------------

Unless you request otherwise on your account application, we will reinvest all of your income dividends and/or capital gains distributions into additional shares of the Fund that generated the distribution. You will not pay a sales charge on these shares. You also can have your distributions paid in cash. When you receive a distribution you may have to pay taxes whether or not you reinvested them or had them paid out to you in cash. If you have requested cash distributions and we cannot locate you, we will reinvest your dividends.


[ICON]
   Distribution Fees

----------------
In addition to the sales charge deducted at the time of purchase, we have adopted a plan under rule 12b-1 of the Investment Company Act of 1940 that allows each Fund to pay distribution fees for the sale and distribution of its shares and continuing services to shareholder accounts. Each Fund pays 0.25 of 1% of its average daily net assets.

Because these fees are paid on each Fund's net assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------

 Shareholder Information
--------------------------------------------------------------------------------

[ICON]
   Share Price Calculation

---------------------

The price at which you purchase and redeem Fund shares is equal to the net asset value (NAV) per share (plus any applicable sales charge in the case of purchases) determined on the effective date of the purchase or redemption. Each Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 3:00 p.m. Central Time. We do not calculate the net asset value for the Funds on the days when the NYSE is closed for trading. NAV EQUALS TOTAL ASSETS MINUS LIABILITIES DIVIDED BY NUMBER OF SHARES OUTSTANDING.



We value securities owned by a Fund at current market value. For securities with readily available market quotations, we use the quotations to price the security. If a security does not have a readily available quotation, we value the security as determined in good faith in accordance with guidance and policies established by the Board of Directors. The Board of Directors approves the use of pricing services to assist us in the determination of net asset values.


[ICON]
   Dividends, Capital Gains and Taxes

-----------------------------

The Funds will distribute any net investment income and any net realized long or short-term capital gains at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. You may choose to have your dividends and capital gain distributions automatically reinvested in shares of the Funds at net asset value without a sales charge or you may take them in cash.


If your account is a taxable account, you will pay tax on dividends and distributions from the Funds whether you receive them in cash or additional shares.

If you redeem a Fund's shares or exchange them for shares of another Fund, any gain on the transaction may be subject to tax.

Each Fund intends to make distributions that will either be taxed as ordinary income or capital gains. Capital gains distributions may be taxable at different rates depending on the length of time the Fund has held the assets sold.


Federal law requires us to withhold 31% of a shareholder's reportable payments (which include dividends, capital gain distributions and redemption proceeds) for those who have not properly certified that the Social Security or other taxpayer identification number they provided is correct and that he or she is not subject to backup withholding. We do not provide information on state and local tax consequences of owning shares in the Funds.


This section summarizes some of the consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Funds under all applicable tax laws.


[ICON]
   Year 2000 Compliance


--------------------

Many currently installed computer systems and software products used by businesses worldwide will need to be upgraded to accept four digit entries to distinguish 21st century dates from 20th century dates. Significant uncertainty exists concerning the potential costs and effectiveness of efforts to achieve "Year 2000" compliance, and the possible consequences of failure.



Year 2000 issues potentially could affect the Funds in a number of ways. For example, each Fund relies on service providers for such critical daily operations as pricing, custody, selection of portfolio securities, tracking of purchases and sales of portfolio securities in automated systems, transfer agent functions (including purchases and redemptions of Fund shares, opening and closing of shareholder accounts, calculating and recording automatic investments and dividend and capital gain reinvestments, etc.), and the like. The Year 2000 problem in an automated system used to provide these services could disrupt the service or corrupt the integrity of the information generated and the transactions recorded. Also, trading prices reported by the stock exchanges and pricing services could be affected by Year 2000 problems in the systems they use for this purpose. Such developments could materially impair the ability of a Fund to conduct day-to-day operations.



Also, issuers of securities that the Funds own face Year 2000 risks. They could experience disruptions or failures of their own internal automated systems or those of their principal customers or vendors on whose purchases, products and services their own businesses and operations depend. These developments could adversely affect the price of such an issuer's securities or hinder the ability of the issuer to calculate and make interest and principal or dividend payments on its securities. If a significant number of issuers of securities held by a Fund were to experience such difficulties, the value of the Fund's shares could decline.



The Advisers and Firstar Trust Company have assured CFI's Board of Directors that they have taken reasonable steps designed to assure that the stock selection, administration pricing, custodial and transfer agent services they provide to the Funds will not be disrupted or otherwise affected by Year 2000 issues. These steps include extensive diagnosis of systems to identify Year 2000 problems, the correction and upgrading of the systems to eliminate those problems, and the testing of the corrections and upgrades to verify resolution of the problem. While those firms are incurring costs in these efforts, they have advised CFI's Board of Directors that they do not anticipate that they will find it necessary to increase fees for their services solely to recover these costs. The Advisers also have reported that they consider Year 2000 readiness as a factor in determining which securities to purchase and sell for the Funds. In this regard, the Advisers typically rely on publicly available information, which may not be complete or up to date.



CFI's Board of Directors and management will continue to monitor this situation, and will continue to receive periodic reports and updates on the progress being made by the Advisers and the Funds' other service providers. Despite the precautions being taken, because of the inherent uncertainty of the scope of the Year 2000 readiness issue worldwide (as evidenced by the various levels of severity and catastrophe that numerous "experts" and commentators have predicted), we can provide no absolute assurance that CFI and its service providers will be able to identify all Year 2000 compliance risks faced by the Funds, or that the measures they are taking to resolve those issues and their contingency plans successfully will enable the Funds to conduct day-to-day operations across the change to the Year 2000, or to protect the Funds from potential economic loss.

--------------------------------------------------------------------------------

 For More Information
--------------------------------------------------------------------------------


    If you would like more information about the Funds, you may call Shareholder Services at 1-877-222-2402 to request a free copy of the Funds' Statement of
Additional Information (SAI), Annual or Semiannual Reports, or to ask other questions about the Funds. The SAI has been filed with the Securities and Exchange Commission SEC and is legally a part of the Prospectus.


To view these documents, along with other related documents, you can visit the SEC's Internet web site (http://www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room can be obtained by calling 1-800-SEC-0330. Additionally, copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


                     Investment Company File No. 811-09177

                                        STATEMENT OF ADDITIONAL INFORMATION
                                                  May 3, 1999

                                             THE CATHOLIC FUNDS, INC.
                                               1100 W. Wells Street
                                                Milwaukee, WI 53233
                                                  (877) 222-2402

                                                Equity Income Fund
                                               Large-Cap Growth Fund
                                       Disciplined Capital Appreciation Fund


         This Statement of Additional Information is not a Prospectus, but contains additional information which should be read in conjunction with The Catholic Funds, Inc. Prospectus dated May 3, 1999. A Prospectus may be obtained at no charge by writing to the Funds' Transfer Agent, Firstar Mutual Fund Services, LLC, at 615 East Michigan Street, Milwaukee, Wisconsin 53202 or by calling the Transfer Agent at 1-(877)222-2402.


         In this Statement of Additional Information, The Catholic Funds, Inc. may be referred to as CFI, and the Equity Income Fund, Large-Cap Growth Fund and the Disciplined Capital Appreciation Fund may be referred to collectively as the "Funds" or individually as a "Fund." Terms not otherwise defined have the same meaning as in the Prospectus.

                        TABLE OF CONTENTS

                                                                  Page
                                                                  ----
FUND HISTORY.......................................................3

INVESTMENT TECHNIQUES AND STRATEGIES...............................3

INVESTMENT RESTRICTIONS............................................4

MANAGEMENT.........................................................6

CONTROL PERSONS....................................................9

THE INVESTMENT ADVISER.............................................9

PERFORMANCE INFORMATION............................................9

DETERMINATION OF NET ASSET VALUE PER SHARE........................11

DISTRIBUTION OF SHARES............................................12

DISTRIBUTION PLAN.................................................12

LETTERS OF INTENT.................................................13

REGULATED INVESTMENT COMPANY STATUS...............................14

DESCRIPTION OF SHARES.............................................15

PORTFOLIO TRANSACTIONS AND BROKERAGE..............................16

PAYMENTS "IN KIND"................................................17

ACCOUNTING, FULFILLMENT, CUSTODIAN AND TRANSFER AGENT SERVICES....17

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS........................18

FINANCIAL STATEMENTS..............................................18

                                 FUND HISTORY

         The CFI family of funds consists of three separate series of CFI, a Maryland corporation registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). CFI was organized by Catholic Financial Services Corporation (CFSC) in 1998. All of the stock of CFSC, a Wisconsin corporation, is owned by a consortium of Catholic fraternal benefits insurance societies (the "Catholic Fraternal Alliance"). The majority of the stock of CFSC is held by Catholic Knights Financial Services, Inc., a wholly-owned subsidiary of Catholic Knights Insurance Society, which functions as an administrative holding company. Further information regarding the Catholic Fraternal Alliance is contained in the Prospectus under "Management."

                        INVESTMENT TECHNIQUES AND STRATEGIES

         The investment objective and policies of the Funds are described in the Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Funds may invest, as well as the strategies the Funds may use to try to achieve their objectives.




Repurchase Agreements

          Each Fund may acquire securities subject to repurchase agreements for liquidity purposes to meet anticipated redemptions, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of purchases of portfolio securities. In a repurchase transaction, a Fund acquires a security from, and simultaneously resells it to, an approved vendor. An "approved vendor" is a U.S. commercial bank or the U.S. branch of a foreign bank or a broker-dealer which has been designated a primary dealer in government securities which must meet credit requirements set by the Board of Directors from time to time. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the 1940 Act, collateralized by the underlying security. The Funds' repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Adviser will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

                              INVESTMENT RESTRICTIONS

         The following are fundamental policies for each Fund, and together with each Fund's investment objective described in the Prospectus, cannot be changed without the vote of a "majority"of the outstanding voting securities of that Fund. Such a "majority" vote is defined in the 1940 Act as the vote of the holders of the lesser of: (i) 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares. For any Fund, we may not:

         (1) invest more than 5% of its net assets, taken at value at the time of each investment, in the securities (including repurchase agreements) of any one issuer (for this purpose, the issuer(s) of a debt security being deemed to be only the entity or entities whose assets or revenues are subject to the principal and interest obligations of the security), except that up to 25% of a Fund's net assets may be invested without regard to this limitation and provided that such restrictions shall not apply to obligations issued or guaranteed by the U.S. government or any agency or instrumentality thereof;

         (2) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities;

         (3) make short sales of securities or maintain a short position, or write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof, except for short sales against the box;

         (4) make loans to other persons, except that we reserve freedom of action, consistent with a Fund's other investment policies and restrictions and as described in the prospectus and this statement of additional information, to: (a) invest in debt obligations, including those that are either publicly offered or of a type customarily purchased by institutional investors, even though the purchase of such debt obligations may be deemed the making of loans; and
                  (b) enter into repurchase agreements;

         (5) issue senior securities or borrow, except that we may borrow for a Fund in amounts not in excess of 10% of its net assets, taken at current value, and then only from banks as a temporary measure for extraordinary or emergency purposes (we will not borrow money for the Funds to increase income, but only to meet redemption requests that otherwise might require untimely dispositions of portfolio securities; interest paid on any such borrowing will reduce a Fund's net income);

         (6) mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by a Fund, except as may be necessary in connection with and subject to the limits in restriction (5);

         (7) underwrite any issue of securities, except to the extent that we purchase securities directly from an issuer thereof in accord with a Fund's investment objectives and policies may be deemed to be underwriting or to the extent that in connection with the disposition of portfolio securities we may be deemed an underwriter for the Fund under federal securities laws;

         (8)      purchase or sell commodities or commodity contracts;

         (9) invest more than 25% of a Fund's total assets, taken at current value at the time of each investment, in securities of issuers whose principal business activities are in the same industry in any single industry or issuer (except the U.S. government or any agency or instrumentality thereof);

         (10) invest in oil, gas or mineral related programs or leases except as may be included in the definition of public utilities, although we may invest in securities of enterprises engaged in oil, gas or mineral exploration for a Fund;

         (11) invest in repurchase agreements maturing in more than seven days or in other securities with legal or contractual restrictions on resale if, as a result thereof, more than 10% of a Fund's net assets (taken at current value at the time of such investment) would be invested in such securities;

         (12) purchase more than 10% of the outstanding voting securities of an issuer or invest for the purpose of exercising control or management.

Non-Fundamental Investment Restrictions

         The following operating policies of the Funds are not fundamental policies and, as such, may be changed by a majority vote of the Board of Directors without shareholder approval. These additional restrictions provide that for any Fund, we may not:

         (1) purchase or sell real estate, or real estate limited partnership interests provided that we may invest in securities for a Fund secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

         (2) invest in any security if as a result a Fund would have more than 5% of its net assets invested in securities of companies which, together with any pre decessors, have been in continuous operation for less than three years; or

         (3) purchase securities or other investment companies, if the purchas would cause more than 10% of the value of a Fund's net assets to be invested in investment company securities provided that' (a) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by a Fund or more than 5% of the value of a Fund's net assets would be invested in such company; and (b) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation acquisition or reorganization.

                                   MANAGEMENT

         The Fund Directors and Officers and their principal occupations and business affiliations during the past five years are listed below.

                                                                                   Principal Occupation
Name, Age and Address                          Position with CFI                   During Past Five Years
---------------------                          -----------------                   ----------------------
Daniel J. Steininger*                      Chairman of the Board of             President of Catholic Knights
1100 West Wells Street                     Directors and Director               Insurance Society since 1981
Milwaukee, WI  53233
D.O.B.  5/1/45

Allan G. Lorge*                            President, Chief                     Secretary/Treasurer of
1100 W. Wells St.                          Executive Officer, and               Catholic Knights Insurance
Milwaukee, WI  53233                       Director                             Society since 1986
D.O.B. 12/9/49

Thomas A. Bausch, Ph.D.                    Director                             Professor of Management,
Marquette University                                                            Marquette University
College of Business                                                             College of Business
Straz Hall                                                                      Administration since 1978;
606 N. 13th Street                                                              formerly a director for 10 years
Milwaukee, WI   53233                                                           of Heartland Group, Inc.
D.O.B. 06/06/38                                                                 (mutual fund family)

J. Michael Borden                          Director                             Chief Executive Officer of
P.O. Box 591                                                                    HUFCOR (1978-present)
Janesville, WI  53547
D.O.B. 12/21/36

Daniel R. Doucette                         Director                             Director of Business
250 North Sunnyslope Road                                                       Strategy and Mergers/
Suite 250                                                                       Acquisitions, Unum Corp.
Brookfield, WI  53005                                                           (Financial services and
D.O.B. 9/03/49                                                                  insurance); prior thereto,
                                                                                President and Chief
                                                                                Executive Officer,  Milwaukee
                                                                                Mutual Insurance Co. since
                                                                                1991

Thomas J. Munninghoff                      Director                             President,  Munninghoff,
430 Reading Road                                                                Lange and Co. (accounting
Cincinnati, OH  45202                                                           firm) since 1983
D.O.B. 8/27/47

Conrad L. Sobczak                          Director                             Retired, formerly President
6015 Washington Boulevard                                                       and CEO, Family Health
Wauwatosa, WI  53213                                                            Systems, Inc. from 1987-1998
D.O.B. 10/20/38

                                                                                   Principal Occupation
Name, Age and Address                         Position with CFI                   During Past Five Years
---------------------                         -----------------                   ----------------------
David L. Vollmar                           Director                             Retired, formerly Partner, Arthur
1700 Arrowhead Court                                                            Andersen LLP from 1951-1988
Elm Grove, WI  53122
D.O.B. 12/15/33

Mark K. Forbord                            Chief Financial Officer              Controller of Catholic Knights Financial
1100 W. Wells St.                                                               Services, Inc. since April 19, 1996; Controller
Milwaukee, WI 53233                                                             of Catholic Brokerage Services Corp. since
D.O.B. 1/21/54                                                                  April 19, 1996; Senior Financial Analyst of Catholic
                                                                                Knights Insurance Society since July 1995;
                                                                                Instructor at The University of Wisconsin-Milwaukee
                                                                                since Jan. 1986; and Instructor at Cardinal-
                                                                                Stritch University since September 1990

Russell J. Kafka                           Treasurer                            Director of Catholic Knights Financial Services,
1100 W. Wells St.                                                               Inc. since June 1994; Director of Catholic Brokerage
Milwaukee, WI 53233                                                             Services Corp. since November 1994; and Vice
D.O.B. 6/20/44                                                                  President-Investments of Catholic Knights Insurance
                                                                                Society since January 1985

Joseph F. Wreschnig                        Secretary                            Director of Mutual Funds Operations, Catholic
1100 W. Wells St.                                                               Financial Services Corp., since  January 1999; prior
Milwaukee, WI 53233                                                             to January 1999, Assistant Vice President and
D.O.B.  6/30/50                                                                 Secretary of  AAL Capital Management Corporation

Theodore F. Zimmer                         Vice President                       General Counsel, Catholic Knights Insurance
1100 W. Wells St.                                                               Society since September 1997; Partner at Miller,
Milwaukee, WI 53233                                                             Simon, McGinn and Clark (law firm) from
D.O.B. 12/17/40                                                                 October 1996 to Sept. 1997; and prior to October
                                                                                1996, Partner at Quarles & Brady LLP

------------------------------------

*        Directors who are "Interested Persons" (as defined in the 1940 Act).

         Each of the Funds pays an equal portion of the fees and expenses of the five Directors who are officers, director of employees or affiliated persons of the Adviser. Such fees consist of an annual retainer in the amount of $500 and $250 per Board meeting attended. The estimated annual compensation to be paid by CFI to each of the Directors is set forth in the table below:


                               Aggregate Com-                           Total Compensation
  Name and Position          pensation From the   Retirement Benefits     From the Funds
      With CFI                     Funds                                 and Fund Complex
      --------               ------------------   -------------------   ------------------
Thomas A. Bausch, Ph.D.           $1,500                   $0                 $1,500

J. Michael Borden
  Director                        $1,500                   $0                 $1,500

Daniel R. Doucette
  Director                        $1,500                   $0                 $1,500

Thomas J. Munninghoff
  Director                        $1,500                   $0                 $1,500

Conrad L. Sobczak
  Director                        $1,500                   $0                 $1,500

David L. Vollmar
  Director                        $1,500                   $0                 $1,500

                                CONTROL PERSONS

         As of the date of this Statement of Additional information, the Adviser was the sole initial shareholder of the Funds' shares.

                             THE INVESTMENT ADVISER

         Each Fund is managed by CFSC pursuant to an Investment Advisory Agreement. The Agreement was approved by the Board of Directors, including a majority of the Directors who are not Interested Persons of the Funds or of CFSC on February 17, 1999.

         Basic information as to the Adviser and the Investment Advisory Agreement is set forth in the Prospectus under "Management".

         Todd Investment Advisors, Inc., Peregrine Capital Management, Inc. and Vantage Global Advisors, Inc. have been engaged to serve as Sub-Advisers to the Equity Income Fund, Large-Cap Growth Fund and Disciplined Capital Appreciation Fund, respectively.

         The Sub-Advisory Agreements require the Sub-Advisers, at their expense, to provide the Funds with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Funds, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

         Expenses not expressly assumed by the Adviser under the Investment Advisory Agreement, the Sub-Advisers under the Sub-Advisory Agreements, or by the Distributor under the Distribution Agreement are paid by the Funds.

         The Sub-Advisory Agreements provide that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or reckless disregard for obligations and duties under the Sub-Advisory Agreement, the Sub-Adviser is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties thereunder.

                              PERFORMANCE INFORMATION

         From time to time the Funds may advertise their "yield" and "total return". "Yield" is based on historical earnings and total return is based on historical distributions; neither is intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in that Fund over a one-month period (which period will be stated in the advertisement). This income is then"annualized." That is, the amount of income generated by the investment during the month is assumed to be generated each month over a twelve-month period and is shown as a percentage of the investment. "Total return" of the Funds refers to the annual average return for 1, 5, and 10-year periods (or the portion thereof during which a Fund has been in existence). Total return is the change in redemption value of shares purchased with an initial $1,000 investment, assuming the reinvestment of dividends and capital gain distributions and the redemption of the shares at the end of the period.

         Performance information should be considered in light of the particular Fund's investment objectives and policies, characteristics and quality of its portfolio securities, and the market conditions during the applicable period, and should not be considered as a representation of what may be achieved in the future. Investors should consider these factors and possible differences in the methods used in calculating performance information when comparing a Fund's performance to performance figures published for other investment vehicles.

         Average annual total return is computed by finding the average annual compounded rates of return over the 1, 5, and 10-year periods (or the portion thereof during which a Fund has been in existence) ended on the date of the respective Fund's balance sheet that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               P(1~+~T)n~=~ERV

Where:

         P        =        a hypothetical initial payment of $1,000
         T        =        average annual total return
         n        =        number of years
         ERV      =        ending redeemable value of a hypothetical $1,000
                           payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods
                           (or fractional portion thereof).

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Funds. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

         In addition to the total return quotations discussed above, a Fund may advertise its yield based on a 30-day (or one month) period ended on the date of the Fund's most recent balance sheet, computed by dividing the net investment income per share of a Fund earned during the period by the maximum offering price per Fund share on the last day of the period, according to the following formula:

                    Yield~=~2[({a-b} over cd~+~1)6~-~1]

Where:

         a =      dividends and interest earned during the period.
         b =      expenses accrued for the period (net of reimbursements).
         c =      the average daily number of shares outstanding during the
                  period that were entitled to receive dividends.
         d =      the maximum offering price per share on the last day of
                  the period.

         Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (i) computing the yield to maturity of each obligation held by a Fund based on the market value of the obligation at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest),
(ii) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation that is in the Fund's portfolio (assuming a month of 30 days), and (iii) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the thirty-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

         Each Fund may, from time to time, compare its performance to other mutual funds with similar investment objectives and to the industry as a whole, as quoted by ranking services and publications, such as Lipper Analytical Services, Inc., Morningstar, Inc., FORBES, FORTUNE, MONEY, BUSINESS WEEK, VALUE LINE, INC. AND THE WALL STREET JOURNAL. These rating services and magazines rank the performance of the Funds against all funds over specified periods and in specified categories.

                  DETERMINATION OF NET ASSET VALUE PER SHARE

         Each Fund's shares are sold at their next determined net asset value per share, plus any applicable sales charge. Each Fund determines the net asset value per share by subtracting the Fund's liabilities (including accrued expenses and dividends payable) from the Fund's total assets (the value of the securities a Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding.

         The next determined net asset value per share will be calculated as of the close of regular trading on the New York Stock Exchange at least once every weekday, Monday through Friday, except on (i) customary national business holidays which result in the closing of the New York Stock Exchange which are New Year's Day, Martin Luther King, Jr., Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas; (ii) days when no security is tendered for redemption and no customer order is received; or (iii) days when changes in the value of the investment company's portfolio securities do not affect the current net asset value of the Fund's redeemable securities. Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the latest bid price. Each over-the-counter security for which the last sale price on the day of valuation is available from NASDAQ and falls within the range of the latest bid and asked quotations is valued at that price. All other securities traded in the over-the-counter market are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

         Securities and other assets for which quotations are not readily available will be valued at their fair market value as determined by the Board of Directors.

                          DISTRIBUTION OF SHARES

         CFSC, each Fund's investment Adviser, also acts as Distributor of the shares of each Fund. CFSC has agreed to use its "best-efforts" to distribute each Fund's shares, but has not committed to purchase or sell any specific number of shares. The Distribution Agreement for the Funds is renewable annually by the vote of the directors at a meeting called for such purpose and may be terminated upon 30 days' written notice by either party. Under the Agreement, CFSC will pay for the costs and expenses of preparing, printing and distributing materials not prepared by the Funds and used by CFSC in connection with its offering of shares for sale to the public, including the additional costs of printing copies of the prospectus and of annual and interim reports to shareholders other than copies required for distribution to shareholders or for filing under the federal securities laws, and any expenses of advertising incurred by CFSC in connection with the offering of the shares.

                              DISTRIBUTION PLAN

         Each Fund has adopted a distribution plan (the "Distribution Plan") pursuant to Rule 12b-1 of the Investment Company Act. Under each Plan, the Adviser provides the Directors after the end of each quarter a written report setting forth all amounts expended under the Plan, including all amounts paid to dealers as distribution or service fees. In approving the Plan in accordance with the requirements of Rule 12b-1, the Directors considered various factors, including the amount of the distribution fee. The Directors determined that there is a reasonable likelihood that the Plan of each respective Fund will benefit the Fund and the shareholders of the Fund.

         Each Plan may be terminated by vote of a majority of the Directors who are not interested persons, or by vote of the majority of the outstanding voting securities of the Fund. Any change in the Plan that would materially increase the distribution cost to the Fund requires shareholder approval; otherwise, it may be amended by the Directors, including a majority of the Directors who are not interested persons, by vote cast in person at a meeting called for the purpose of voting upon such amendment. So long as a Distribution Plan is in effect, the selection or nomination of the Directors who are not interested persons is committed to the discretion of such Directors.

         The Distribution Plan of a Fund may be terminated by the Directors at any time on 60 days written notice without payment of any penalty by the Adviser, by vote of a majority of the outstanding voting securities of the Fund, or by vote of a majority of the Directors who are not interested persons.

         Each Distribution Plan will continue in effect for successive one-year periods, if not sooner terminated in accordance with its terms, provided that each such continuance is specifically approved by the vote of the Directors, including a majority of the Directors who are not interested persons.

                                 LETTERS OF INTENT

         A Letter of Intent (referred to as a "Letter") is an investor's statement in writing to the Distributor of the intention to purchase shares of the Funds during a 13-month period (the "Letter of Intent period"),which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter. A Letter enables an investor to count the shares purchased under the Letter to obtain the reduced sales charge rate on purchases of shares of the Funds that apply under the Right of Accumulation to current purchases of shares. Each purchase under the Letter will be made at the public offering price applicable to a single lump-sum purchase of shares in the intended purchase amount.

         In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor will pay the additional amount of sales charge applicable to such purchases. Shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent.

                      REGULATED INVESTMENT COMPANY STATUS

         As a regulated investment company (a "RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), a Fund would not be subject to Federal income taxes on the net investment income and capital gains that the Fund distributes to the Fund's shareholders. The distribution of net investment income and capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to Fund shareholders as capital gains from property held for more than 1 year, shall be taxable as such, regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the Federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes. To qualify as a RIC, the Code requires that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S. Government Securities, the securities of other regulated investment companies, and other securities, with such securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of Fund's total assets and 10% of the outstanding voting securities of any one issuer, and (ii) not more than 25% of the value of the Fund's total assets be invested in the securities of any one issuer (other than U.S. Government Securities or the securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or related trades or businesses.

         Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that a Fund (i) is a RIC and (ii) distributes at least 90% of the Fund's net investment income (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to Federal income taxes to the extent the Fund's net investment income and the Fund's net realized long and short-term capital gains, if any, are distributed to the Fund's shareholders. To avoid an excise tax on its undistributed income, each Fund generally must distribute annually at least 98% of its income, including its net long-term capital gains as calculated on a calendar year basis as defined by the Code. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test").

         In the event of a failure by a Fund to qualify as a RIC, the Fund would be subject to Federal income taxes on its taxable income and the Fund's distributions, to the extent that such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC.

         If a Fund were to fail to qualify as a RIC for one or more taxable years, the Fund could then qualify (or requalify) as a RIC for a subsequent taxable year only if the Fund had distributed to the Fund's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Fund should fail to qualify as a RIC and should thereafter seek to qualify as a RIC, the Fund may be subject to tax on the excess (if any) of the fair market of the Fund's assets over the Fund's basis in such assets, as of the day immediately before the first taxable year for which the Fund seeks to qualify as a RIC. A similar rule may apply if the Fund initially qualifies as a RIC, then fails to qualify for more than 1 taxable year, and subsequently requalifies as a RIC.

         If a Fund determines that the Fund will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

                        DESCRIPTION OF SHARES

         In the interest of economy and convenience, certificates representing shares purchased are not issued. However, such purchases are confirmed to the investor and credit to their accounts on the books maintained by Firstar Mutual Fund Services, LLC (the "Agent"), Milwaukee, Wisconsin. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued.

         Shareholders have the right to vote on the election of Directors at each meeting of shareholders at which Directors are to be elected and on other matters as provided by law or the Articles of Incorporation or Bylaws of CFI. CFI's Bylaws do not require that meetings of shareholders be held annually. However, special meetings of shareholders may be called for purposes such as electing or removing directors, changing fundamental policies, or approving investment advisory contacts. Shareholders of each series of a series company, such as the Adviser, vote together with each share of each series of the company on matters affecting all series (such as election of directors), with each share entitled to a single vote. On matters affecting only one series (such as a change in that series' fundamental investment restrictions), only the shareholders of that series are entitled to vote. On matters relating to all the series but affecting the series differently (such as a new Investment Advisory Agreement), separate votes by series are required.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

         Under the Investment Advisory Agreements and the Sub-Advisory Agreements (referred to hereinafter in this section as the "Advisory Agreements"), the Adviser and Sub-Advisers (hereinafter referred to in this section as the "Advisers") have the authority to direct the placement of orders for the purchase and sale of the Funds' portfolio securities.

         The cost of securities transactions for each Fund will consist primarily of brokerage commissions or dealer or underwriter spreads.

         Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the sellers who make a market in the securities will be dealt with directly unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. In placing portfolio transactions, the Advisers seek the best combination of price and execution.

         In determining which brokers provide best execution, the Advisers look primarily to the stock price quoted by the broker, and normally places orders with the broker through which the most favorable price can be obtained. It is expected that securities will ordinarily be purchased in the primary markets, and that in assessing the best net price and execution available to a Fund, the Advisers will consider all factors they deem relevant, including the breadth or the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). Although it is expected that sales of shares of the Funds will be made only by the Distributor, the Adviser may in the future consider the willingness of particular brokers to sell shares of the Funds as a factor in the selection of brokers for the Funds' portfolio transactions, subject to the overall best price and execution standard.

         Assuming equal execution capabilities, other factors may be taken into account in selecting brokers or dealers to execute particular transactions and in evaluating the best net price and execution available. The Advisers may consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), statistical quotations, specifically the quotations necessary to determine the Funds' net asset values, and other information provided to the Funds, to the Adviser (or their affiliates)). The Advisers may also cause a Fund to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Advisers must determine, in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Advisers exercise investment discretion. It is possible that certain of the services received by the Advisers attributable to a particular transaction will benefit one or more other accounts for which investment discretion is exercised by the Advisers.

                             PAYMENTS "IN KIND"

         Payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Directors may determine that it would be detrimental to the best interests of the remaining shareholders of a particular Fund to make payment of a redemption order wholly or partly in cash. In that case the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method a Fund uses to value its portfolio securities described above under"Determination of Net Asset Values Per Share" and that valuation will be made as of the time the redemption price is determined.

       ACCOUNTING, FULFILLMENT, CUSTODIAN AND TRANSFER AGENT SERVICES

         Firstar Mutual Fund Services, LLC ("Firstar") provides fund accounting, fulfillment, custodian and transfer agent services to each of the Funds.

         Firstar provides fund accounting services pursuant to the terms of a Fund Accounting Servicing Agreement. The current rate of payment for these services per Fund per year is $22,000 for the first $40 million; .001 of 1% on average daily net assets on the next $200 million; and .005 of 1% of average daily net assets exceeding $240 million. The Fund Accounting Servicing Agreement will continue in effect from year to year.


         Under a Fulfillment Servicing Agreement, Firstar is entitled to a fee based on the volume of transactions. Each Fund pays a minimum monthly fee of $100.


         Firstar serves as the custodian of each Fund's assets, pursuant to a Custodian Servicing Agreement. The Custodian Servicing Agreement provides that Firstar is entitled to receive an annual fee set at .002 of 1% on average daily net asset value. Firstar is entitled to receive a minimum annual fee of $3,000 from each Fund.

         Firstar provides transfer agent and dividend disbursing services to each Fund pursuant to the terms of a Transfer Agent Servicing Agreement. Under the terms of the Transfer Agent Servicing Agreement, Firstar is entitled to annual compensation of minimum annual fees of $25,000 for the first Fund, and $10,000 for each additional Fund. Firstar is also entitled to reimbursement for all out of pocket expenses incurred in providing such services. The Transfer Agent Servicing Agreement will continue in effect until terminated, and may be terminated by either party without cause on ninety (90) days' prior written notice.

                COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

         The audited financial statements of the Equity Income Portfolio included in this Statement of Additional Information has been audited by Arthur Andersen LLP, independent public accountants, as indicated in its report with respect thereto which also is included in this Statement of Additional Information in reliance upon the authority of said firm as experts in accounting and auditing in giving said report.

         Quarles & Brady LLP, as counsel to CFI, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of common stock being sold pursuant to the Prospectus.

                              FINANCIAL STATEMENTS

         The following is the Balance Sheet of The Catholic Funds, Inc. as of April 23, 1999, together with related footnotes. The Balance Sheet has been audited by Arthur Andersen LLP, and its report thereon also is included below.

                      REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To the Stockholders and Board of Directors of The Catholic Funds, Inc:

We have audited the statements of assets and liabilities of the Equity Income Fund, the Large-Cap Growth Fund, and the Disciplined Capital Appreciation Fund, each being a series of The Catholic Funds, Inc. (the "Funds," a Maryland corporation) as of April 23, 1999. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based upon our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statements of assets and liabilities referred to above present fairly, in all material respects, the net assets of the Funds as of April 23, 1999, in conformity with generally accepted accounting principles.



                                                           ARTHUR ANDERSEN LLP


Milwaukee, Wisconsin,
April 26, 1999.

                              THE CATHOLIC FUNDS, INC.

                        STATEMENTS OF ASSETS AND LIABILITIES

                                   APRIL 23, 1999



                                                                    DISCIPLINED
                                          EQUITY      LARGE-CAP       CAPITAL
                                          INCOME       GROWTH       APPRECIATION
                                           FUND         FUND           FUND
                                         --------     ---------    ------------
Assets:
 Cash                                    $ 33,334     $  33,333    $     33,333
 Prepaid registration fees                  9,214         9,213           9,213
 Prepaid insurance                          3,167         3,167           3,166
 Prepaid directors' fees                    1,000         1,000           1,000
                                         --------
      Total assets                       $ 46,715     $  46,713    $     46,712

Liabilities:
      Due to Advisor                       13,381        13,380          13,379
                                         --------
 Net assets:


  Net assets applicable to 3,334, 3,333,
  and 3,333 issued and outstanding
  shares, respectively, with no par
  value; unlimited shares authorized.    $ 33,334     $  33,333    $     33,333
                                         --------
Net asset value:
  Net asset value; redemption price and
  minimum offering price per share (net
  assets/shares outstanding).            $  10.00     $   10.00    $      10.00
                                         --------     ---------
  Maximum offering price per share       $  10.42     $   10.42    $      10.42
                                         --------     ---------


SEE NOTES TO FINANCIAL STATEMENTS.

                              THE CATHOLIC FUNDS, INC.

                           NOTES TO FINANCIAL STATEMENTS

                                   APRIL 23, 1999

1.   Organization


     The Catholic Funds, Inc. (the "Company") is organized as a Maryland corporation. The Company has registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Company may establish multiple series; currently three series have been established: the Equity Income Fund, the Large-Cap Growth Fund, and the Disciplined Capital Appreciation Fund (individually referred to as a "Fund" and collectively as the "Funds"). All 10,000 initial shares were issued to Catholic Financial Services Corporation, the investment advisor ("Advisor").

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

     a.   Investment Valuation

          Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the latest bid price. Each over-the-counter security for which the last sale price on the day of valuation is available from NASDAQ and falls within the latest bid and asked quotations is valued at that price. All other securities traded in the over-the-counter market are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities. Securities that are traded in both the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities for which quotations are not readily available will be valued at their fair market value as determined by the Board of Directors.

     b.   Organization Costs

          The Advisor has absorbed $132,500 of costs incurred by the Fund in connection with its organization and public offering of shares. The Fund will not be required to reimburse the Advisor for these organization costs.

     c.   Federal Income and Excise Taxes

          Each fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders.

     d.   Distributions to Shareholders

          The Funds will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements, which may differ from generally accepted accounting principles.

     e.   Expenses

          A shareholder may pay both transaction and operating fees and expenses when buying and holding shares of the Funds. Shareholder transaction expenses are fees paid directly from an investment in the Funds. Annual fund operating expenses are expenses that are deducted from Fund assets, such as advisory and distribution fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their respective net assets.

     f.   Use of Estimates

          The preparation of financial statements in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

3.   Investment Advisor

     The Company has an Investment Advisory Agreement with the Advisor to furnish investment advisory services to the Funds. Todd Investment Advisors, Inc., Peregrine Capital Management, Inc., and Vantage Global Advisors, Inc. are Sub-Advisors to the Funds. Under the terms of the above agreements, the Advisor receives an annual advisory fee of 0.80% of average daily net assets for the Equity Income Fund, and 0.90% for the Large-Cap Growth and Disciplined Capital Appreciation Funds. Out of these fees, the Advisor pays the Sub-Advisory fees applicable to each Fund. The Advisor commits to reimburse the Funds to the extent that annual total fund operating expenses exceed 1.75%.

4.   Capital Stock

     The Company is authorized to issue a total of one billion shares of common stock with a par value of $.001 per share. A total of 150 million shares of common stock shall initially be classified as 50 million for each of the Funds.

5.   Distribution Plan

     Catholic Financial Services Corporation ("CFSC") is the Distributor ("Distributor") for the Funds. Pursuant to Rule 12b-1 under the 1940 Act, each Fund has adopted a Distribution Plan (the "Distribution Plan"). Under the Distribution Plan, each Fund is authorized to pay expenses incurred for the sale and distribution of its shares and continuing services to shareholder accounts. Each Fund pays 0.25% of its average daily net assets.

                               CATHOLIC FUNDS, INC.

                                     FORM N-1A

                                       PART C

                                 OTHER INFORMATION


Item 23.          Exhibits

                  See Exhibit Index following the Signature Page of this Registration Statement, which Index is incorporated herein by this reference.

Item 24.          Persons Controlled by or under Common Control with Registrant

                  Not applicable.  See "Control Persons" in Part B.

Item 25.          Indemnification

                  Reference is made to Article IX of the Registrant's By-laws filed as Exhibit (b) to Registrant's Registration Statement with respect to Indemnification of Registrant's officers and directors, which is set forth below:

                  SECTION 9.1. INDEMNIFICATION OF OFFICERS, DIRECTORS, EMPLOYEES AND AGENTS. The Corporation shall indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative ("Proceeding"), by reason of the fact that he is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such Proceeding to the fullest extent permitted by law; PROVIDED that:

                  (a) whether or not there is an adjudication of liability in such Proceeding, the Corporation shall not indemnify any person for any liability arising by reason of such person's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or under any contract or agreement with the Corporation ("disabling conduct"); and

                  (b) the Corporation shall not indemnify any person unless:

                           (1) the court or other body before which the Proceeding was brought (i) dismisses the Proceeding for insufficiency of evidence of any disabling conduct, or (ii) reaches a final decision on the merits that such person was not liable by reason of disabling conduct; or

                           (2) absent such a decision, a reasonable determination is made, based upon a review of the facts, by (i) the vote of a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or
                                    (ii) if such quorum is not obtainable, or even if obtainable, if a majority of a quorum of Directors described in paragraph (b) (2) (i) above so directs, by independent legal counsel in a written opinion, that such person was not liable by reason of disabling conduct.

                  Expenses (including attorneys' fees) incurred in defending a Proceeding will be paid by the Corporation in advance of the final disposition thereof upon an undertaking by such person to repay such expenses (unless it is ultimately determined that he is entitled to indemnification), if:

                           (1) such person shall provide adequate security for his undertaking;

                           (2) the Corporation shall be insured against losses arising by reason of such advance; or

                           (3) a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that such person will be found to be entitled to indemnification.

                  SECTION 9.2. INSURANCE OF OFFICERS, DIRECTORS, EMPLOYEES AND AGENTS. The Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in or arising out of his position. However, in no event will the Corporation purchase insurance to indemnify any such person for any act for which the Corporation itself is not permitted to indemnify him.

Item 26.          Business and Other Connections of Investment Adviser

                  (a)      Catholic Financial Services Corporation

                           Catholic Financial Services Corporation acts as the Investment Adviser and Distributor to the Funds. Set forth below is a list of the officers and directors of the Adviser as of March 31, 1999, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years:


                             Positions &
Name                     Offices with Adviser                           Other
----                     --------------------                           -----
Allan G. Lorge           President and Director      Secretary/Treasurer, Vice President, Director
                                                     of Catholic Brokerage Services since November 1994;
                                                     Secretary/Treasurer, Vice President, Director of
                                                     Catholic Knights Financial Services, Inc. since
                                                     June 1994; and Secretary/Treasurer of Catholic Knights
                                                     Insurance Society since Sept. 1991

Daniel J. Steininger     Chairman of the Board,      President and Director of Catholic Knights Financial
                         Secretary and Treasurer     Services, Inc. since June 1994; President
                                                     and Director of Catholic Brokerage Services Corp. since
                                                     November 1994; and President of Catholic Knights Insurance
                                                     Society since June 1981

Russell J. Kafka         Vice President-Investments  Director of Catholic Knights Financial Services,
                         and Director                Inc. since June 1994; Director of Catholic Brokerage
                                                     Services Corp. since November 1994; and Vice President-
                                                     Investments of Catholic Knights Insurance Society since
                                                     January 1985

Daniel H. Strasburg      Vice President and          Director of Catholic Knights Financial Services, Inc.
                         Director                    since June

                             Positions &
Name                     Offices with Adviser                           Other
----                     --------------------                           -----
                                                     1994; Vice President and Director of Catholic Brokerage
                                                     Services Corp. since November 1994; and Vice President
                                                     and Chief Actuary of Catholic Knights Insurance Society since
                                                     July 1983

Michael Stivoric         Director                    Director of Catholic Knights Financial Services, Inc. since
                                                     June 1994; Director of Catholic Brokerage Services Corp. since
                                                     November 1994; and Vice President of Fraternal Relations of
                                                     Catholic Knights Insurance Society since December 1982

Mark K. Forbord          Controller                  Controller of Catholic Knights Financial Services, Inc.
                                                     since April 19, 1996; Controller of Catholic Brokerage Services
                                                     Corp. since April 19, 1996; Senior Financial Analyst of Catholic
                                                     Knights Insurance Society since July 1995; Instructor at the
                                                     University of Wisconsin-Milwaukee since January 1986; and
                                                     Instructor at Cardinal-Stritch University since September 1990

Joseph F. Wreschnig      Director of Mutual          Director of Mutual Funds Operations of Catholic Financial Services
                         Funds Operations            Corporation since January 1999; prior thereto, Assistant Vice
                                                     President and Secretary of AAL Capital Management Corporation

                  (b)      Todd Investment Advisors, Inc.

                           Todd Investment Advisors, Inc. serves as the Sub-Adviser to the Equity Income Fund. Todd is an indirect, wholly owned subsidiary of The Western and Southern Life Insurance Company. Todd operates as an independent asset management unit.

         Set forth below is a list of the officers and directors of Todd as of March 31, 1999, together with information as to any other business, profession, location or employment of a substantial nature of those officers and directors during the past two years. (The business address of all such persons is c/o Todd Investment Advisors, Inc., 101 South Fifth Street, Suite 3160, Louisville, Kentucky 40202):

Name                     Positions with Todd                           Other
----                     -------------------                           -----
Bosworth M. Todd         Chairman                    Director of First Capital Bank of Kentucky

Robert P. Bordogna       President and Chief
                         Executive Officer

Richard A. Loebig        Executive Vice President    Vice President and Fixed Income Portfolio
                                                     Manager, Chandler Liquid Asset Management;
                                                     Vice President and Director of Taxable Fixed
                                                     Income, PNC Bank, Kentucky

Margaret C. Bell         Vice President and
                         Director of Marketing

Charles K. Blair         Vice President of           Business Development, PNC Bank Kentucky, Inc.
                         Business Development

                  (c)      Vantage Global Advisors, Inc.

                           Vantage Global Advisors, Inc. serves as the
                           Sub-Adviser to the Disciplined Capital Appreciation Fund. Vantage Global Advisors is a wholly-owned subsidiary of Lincoln National Corporation in Fort Wayne, Indiana. All Vantage professionals have an ownership stake in the firm through stock and stock options of Lincoln National Corporation stock.

         Set forth below is a list of the officers and directors of Vantage as of March 31, 1999, together with information as to any other business, profession, location or employment of a substantial nature of those officers and directors during the past two years. (The business address of all such persons is c/o Vantage Global Advisors, Inc., 630 Fifth Avenue, Suite 2670, New York, N.Y. 10111):

Name                     Positions with Vantage                        Other
----                     ----------------------                        -----
Scott Wittman            President and Director      Senior Vice President Delaware Distributors
                                                     Limited Partnership

Dennis A. Blume          Director                    Executive Vice President and Director, Lincoln
                                                     National Investment Management Company

Herbert T. McMeekin      Director                    President and Director, Lincoln National Investment
                                                     Management Company; Executive Vice President,
                                                     Lincoln National Corporation (Holding Company)

Jeffrey J. Nick          Director                    President and Chief Executive Officer, Lincoln National
                                                     Investment Companies

Bruce B. Barton          Director                    President, Delaware Distributors LP; Executive, Lincoln
                                                     National Corporation

Mark C. Viani            Vice President

Yi Feng Yang             Vice President - Research   Vice President, J&W Seligman from May 1997 to May 1998

Enrique D. Chang         Senior Vice President/      Director of Quantitative Analysis/Senior Vice President,
                         Quantitative Research       J&W Seligman from April 1997 to November 1997; Director
                                                     of Quantitative Analysis and Strategy, General Reinsurance
                                                     from October 1993 to March 1997

                  (d)     Peregrine Capital Management, Inc.

                          Peregrine Capital Management, Inc. serves as the Sub-Adviser to the Large-Cap Growth Fund. Peregrine Capital Management, Inc. is a wholly-owned subsidiary of Norwest Bank Minnesota, N.A. However, Peregrine operates independently through an entrepreneurial agreement with Norwest.

         Set forth below is a list of the officers and directors of Peregrine Capital Management, Inc. as of March 31, 1999, together with information as to any other business, profession, location or employment of a substantial nature of those officers and directors during the past two years. (The business address of all such persons is c/o Peregrine Capital Management, Inc., 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402-2018):




Name                       Positions with Peregrine      Other
----                       ------------------------      -----
Robert B. Mersky           Chairman of the Board,        None
                           Chief Executive Officer
                           and President

Ronald G. Hoffman          Senior Vice President,        None
                           Chief Operating Officer,
                           Chief Compliance Officer
                           and Chief Financial Officer

Paul E. von Kuster, III    Senior Vice President and     None
                           Portfolio Manager

Jeannine McCormick         Senior Vice President and     None
                           Investment Analyst

William D. Giese           Senior Vice President and     None
                           Portfolio Manager

Patricia D. Burns          Senior Vice President and     None
                           Portfolio Manager

John S. Dale               Senior Vice President and     None
                           Portfolio Manager

Gary E. Nussbaum           Senior Vice President and     None
                           Portfolio Manager

Barbara K. McFadden        Senior Vice President and     None
                           Equity Trader

Paul R. Wurm               Senior Vice President,        None
                           Assistant Trader and
                           Accountant

Frank T. Matthews          Vice President and Systems    None
                           Manager

Name                       Positions with Peregrine      Other
----                       ------------------------      -----
Tasso H. Coin, Jr.         Senior Vice President and     None
                           Portfolio Manager

Julie M. Gerend            Senior Vice President -       None
                           Client Service and Marketing

Daniel J. Hagen            Vice President and Senior     None
                           Research Analyst

Jay H. Strohmaier          Senior Vice President -       Sales and Marketing, Voyageur Asset
                           Client Service and Marketing  Management from April 1996 to September
                                                         1996; Clifton Group (Investment Management)
                                                         Sales and Marketing from January 1995 to
                                                         March 1996

James P. Ross              Vice President and Senior     None
                           Portfolio Advisor


Item 27.          Principal Underwriter

                  (a) Catholic Financial Services Corporation acts as the distributor to each of the Funds. Catholic Financial Services Corporation does not act as the principal underwriter or distributor of any other open-end mutual funds.

Item 28.          Location of Accounts and Records

                  Catholic Financial Services Corporation
                  1100 West Wells Street
                  Milwaukee, Wisconsin 53233

                  Firstar Mutual Fund Services, LLC
                  615 East Michigan Street
                  Milwaukee, Wisconsin 53202

Item 29.          Management Services

                  Not applicable.

Item 30.          Undertakings

                  Not applicable.

                                 SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this pre-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of Milwaukee, State of Wisconsin on this 26th day of April, 1999.


                                        THE CATHOLIC FUNDS, INC.



                                        By: /s/  Allan G. Lorge
                                            ---------------------------------
                                            Allan G. Lorge, President and CEO

         Pursuant to the requirements of the Securities Act of 1933, this pre-effective amendment to the Registrant's Registration Statement has been signed on this 26th day of April, 1999, by the following persons in the capacities indicated.


          SIGNATURE                  TITLE
          ---------                  -----
/s/ Daniel J. Steininger             Chairman of the Board and Director
--------------------------------
Daniel J. Steininger


/s/ Allan G. Lorge                   President, Chief Executive Officer and Director
--------------------------------
Allan G. Lorge


/s/ Russell J. Kafka                 Treasurer (Chief Financial Officer)
--------------------------------
Russell J. Kafka


/s/ Mark K. Forbord                  Principal Accounting Officer
--------------------------------
Mark K. Forbord


Thomas A. Bausch*                    Director
--------------------------------
Thomas A. Bausch


J. Michael Borden*                   Director
--------------------------------
J. Michael Borden


Daniel R. Doucette*                  Director
--------------------------------
Daniel R. Doucette

          SIGNATURE                  TITLE
          ---------                  -----
Thomas J. Munninghoff*               Director
--------------------------------
Thomas J. Munninghoff


Conrad L. Sobczak*                   Director
--------------------------------
Conrad L. Sobczak


David L. Vollmar*                    Director
--------------------------------
David L. Vollmar




*By: /s/  Allan G. Lorge
-----------------------------------------
     Allan G. Lorge, pursuant to a Power
     of Attorney dated February 17, 1999,
     a copy of which is filed herewith
     (see following page)

                                         THE CATHOLIC ALLIANCE FUNDS, INC.

                                                 Power of Attorney



         KNOW ALL MEN BY THESE PRESENT, that each person whose signature appears below constitutes and appoints Allan G. Lorge, Theodore F. Zimmer and Joseph F. Wreschnig, or any of them, with full power of substitution, as his true and lawful attorneys and agents, to execute from time to time in his name and on his behalf, in any and all capacities, any and all pre-effective and post-effective amendments to The Catholic Alliance Funds, Inc.'s Registration Statement on Form N-1A (Registration No. 333-69803 under the Securities Act of 1933; File No. 811-09177 under the Investment Company Act of 1940) filed with the Securities and Exchange Commission under both the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, together with any and all other instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable The Catholic Alliance Funds, Inc. to comply with such Acts and the rules, regulations and requirements of the Securities and Exchange Commission and the securities or Blue Sky laws of any state or other jurisdiction, and the undersigned hereby ratifies and confirms as his own act and deed any and all actions that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any of such attorneys and agents have, and may exercise, all of the powers conferred herein.


         IN WITNESS WHEREOF, each of the undersigned directors of The Catholic Alliance Funds, Inc. has hereunto set his hand as of this 17th day of February, 1999.




/s/  Daniel J. Steininger                  /s/  Allan G. Lorge
-----------------------------------        -----------------------------------
Daniel J. Steininger                       Allan G. Lorge


/s/  Thomas Bausch                         /s/  James M. Borden
-----------------------------------        -----------------------------------
Thomas Bausch                              James M. Borden


/s/  Daniel R. Doucette                    /s/  Thomas J. Munninghoff
-----------------------------------        -----------------------------------
Daniel R. Doucette                         Thomas J. Munninghoff


/s/  Conrad L. Sobczak                     /s/  David L. Vollmar
-----------------------------------        -----------------------------------
Conrad L. Sobczak                          David L. Vollmar


                                  EXHIBIT INDEX

                                                     Previously Filed and
                                                        Incorporated By
                                                        Reference From
                                                   -------------------------

Exhibit No.            Description                  Filing        Date Filed    Filed Herewith
-----------   ------------------------------     -------------    ----------    --------------
  (a)(1)      Articles of Incorporation          Initial Reg-      12/28/98
                                                 istration

  (a)(2)      Articles of Amendment changing                                           *
              name to The Catholic Funds, Inc.

   (b)        Bylaws                             Initial           12/28/98
                                                 Registration

  (c)(1)      Articles Sixth through Eighth      Initial           12/28/98
              and Article Tenth of the           Registration
              Articles of Incorporation (see
              Exhibit (a))

  (c)(2)      Articles II, VI, IX and X of
              the Bylaws (see Exhibit (b))

  (d)(1)      Investment Advisory Agreement                                            *
              with Catholic Financial Services
              Corporation

  (d)(2)      Sub-Advisory Agreement with                                              *
              Vantage Global Advisors, Inc.

  (d)(3)      Sub-Advisory Agreement with Todd                                         *
              Investment Advisors, Inc.

  (d)(4)      Sub-Advisory Agreement with                                              *
              Peregrine Capital Management

  (e)(1)      Distribution Agreement             Initial           12/28/98
                                                 Registration

  (e)(2)      Selected Dealer Letter Agreement                                         *

   (f)        Not Applicable

   (g)        Custodian Servicing Agreement                                            *

  (h)(1)      Transfer Agent Servicing                                                 *
              Agreement


                                                      Previously Filed and
                                                         Incorporated By
                                                          Reference From
                                                  -------------------------

Exhibit No.            Description                  Filing        Date Filed    Filed Herewith
-----------   ------------------------------     -------------    ----------    --------------
  (h)(2)      Fund Accounting Servicing                                                *
              Agreement

  (h)(3)      Fulfillment Servicing Agreement                                          *

   (i)        Legal Opinion and Consent of       Initial                               *
              Quarles & Brady                    Registration

  (j)(1)      Consent of Independent Public                                            *
              Accountants

  (j)(2)      Consent of Counsel (included       Initial           12/28/98
              in Exhibit (i))                    Registration

   (k)        Not Applicable

   (l)        Subscription Agreement                                                   *

   (m)        Rule 12b-1 Plan                    Initial           12/28/98
                                                 Registration

   (n)        Financial Data Schedule (Not
              Applicable)

   (o)        Not Applicable


[GRAPHIC]                                                   THE CATHOLIC FUNDS
                                                                   APPLICATION

WELCOME! You will be joining other Catholics who are already investing with faith in the future by purchasing The Catholic Funds. Please complete the application and mail to: Catholic Financial Services Corporation, 1100 W Wells St, PO Box 05710, Milwaukee, WI 53233. If you have any questions, please call our Shareholder Services at 877-222-2402.




ACCOUNT TYPE (choose one type)
/ / Individual                / / Uniform Transfer to Minor  / / IRA to IRA Transfer                  / / IRA to Roth Conversion
/ / Joint Tenants with        / / Uniform Gift to Minor      / / Roth IRA to Roth IRA Transfer        / / 60 Day IRA Rollover
    Rights of Survivorship    / / Guardianship               / / Ed. IRA to Ed. IRA Transfer          / / Sole Proprietorship
/ / POD/TOD                   / / Traditional IRA            / / SIMPLE to SIMPLE Transfer            / / Corporation
/ / Marital/Community         / / Roth IRA                   / / 403(b) Plan                          / / Non-profit Organization
    Property                  / / Education IRA              / / 403(b)/TSA to 403(b) Transfer        / / Church
/ / Survivorship Marital/     / / SEP-IRA                    / / 403(b) rollover to Traditional IRA   / / Trust
    Community Property(1)     / / SIMPLE IRA                 / / Qualified Plan direct rollover to Traditional IRA

ACCOUNT REGISTRATION AND MAILING ADDRESS
INDIVIDUAL/CUSTODIAN/RETIREMENT PLAN/EDUCATION IRA GUARDIAN/OTHER


____________________________________________________________________________________________
First Name                    Middle Initial                     Last Name

_____________________________________________________________    ___________________________
Address (if PO Box, please include physical address)             Birthdate

_____________________________________________________________    ___________________________
City                                    State          Zip       Social Security Number

________________________________   __________________________
Daytime Telephone Number           Evening Telephone Number


JOINT OWNER/MINOR

____________________________________________________________________________________________
First Name                    Middle Initial                     Last Name

_____________________________________________________________    ___________________________
Address (if PO Box, please include physical address)             Birthdate

_____________________________________________________________    ___________________________
City                                    State          Zip       Social Security Number

_________________________________  __________________________
Daytime Telephone Number           Evening Telephone Number

(1)   If applicable state law does not recognize the survivorship form of marital/community property, this choice shall be deemed to be marital/community property without the survivorship feature.

FUND SELECTION                                                             INITIAL INVESTMENT MINIMUMS
The Catholic Equity Income Fund                        $______________     $1,000 per fund for Regular Accounts
The Catholic Large Cap Growth Fund                     $______________     $250 per fund for IRA Based Accounts
The Catholic Disciplined Capital Appreciation Fund     $______________     $250 per fund for UGMA/UTMA Accounts
The Firstar Money Market Fund*                         $______________     $50 per fund with an Automatic Investment Plan,
                                                                           minimum monthly investment of $25 per fund.

(*Firstar Money Market Fund application required)

REDUCING YOUR SALES CHARGE

/ /  RIGHTS OF ACCUMULATION:  Link the following accounts to calculate sales charge on current and future purchases of The
     Catholic Funds.  Please note:  Personal accounts cannot be linked to employer retirement plans such as 403(b), SEP, and
     SIMPLE IRAs. Account numbers and new accounts to be linked:__________________________________________________________________


/ /  LETTER OF INTENT (NOT AVAILABLE FOR SEP AND SIMPLE IRAS OR 403(b) RETIREMENT PLAN ACCOUNTS):  It is my intention, although I am not obligated to do so, to invest at least the amount shown in the box checked below in The Catholic
     Funds (excluding Firstar Money Market Fund) over a 13 month period, which may include the 90 days prior to this application.  The sales charge for all purchases will be calculated at the rate applicable to the amount indicated below but may be recalculated and recovered from escrowed shares in accordance with the prospectus if I fail to complete the
     Letter of Intent.
     Starting Date of Letter of Intent: _________      / / $25,000  / / $50,000  / / $100,000  / / $250,000  / / $500,000

DIVIDENDS AND CAPITAL GAINS
All dividend and capital gain disbursements will be reinvested into your account, unless you choose an option below:
/ /  Have all dividends sent to my address of record        / /  Have all capital gains sent to my address of record.

TELEPHONE TRANSACTIONS
     / /  I want to add the telephone purchase option.  Please complete The Telephone Purchase Option Request Form.

The telephone exchange and the telephone redemption options are automatic unless you complete this section.
Note:  The telephone redemption option is not available for IRAs, Retirement Accounts, or 403(b) accounts.

     / /  No telephone exchange privilege wanted on my account.
     / /  No telephone redemption privilege wanted on my account.

AUTOMATIC INVESTMENT PLANS
/ /  Bank Draft Plan  (Complete and attach the Bank Draft Plan Card)
/ /  Payroll Deduction Plan  (Complete and attach the Payroll Deduction Plan Card)

REDEMPTION OPTIONS
/ /  Wire Redemption - I request the wire redemption privilege.  I understand that the proceeds of any wire redemption will be wired only to the bank account designated below.  A voided check or deposit ticket is attached.  There will be fees associated with this transaction at time of redemption.


     _______________________________________________________________________________________________________________
     Name of Financial Institution                                         Routing Number (ABA - 9 digits)

     _______________________________________________________________________________________________________________
     Address                                                               Account Number

     _______________________________________________________________________________________________________________
     City                State          Zip                                Account Type: checking or savings


/ /  Systematic Withdrawal Plan ($10,000 minimum balance required to start.)

          Please liquidate shares from _____________________ for $________ on or about the _____ of _______________,
                                   Name of Fund                                        Day          Month

and on or about the _______ of each  / / month   / / quarter   / / six months   / / year   thereafter as follows:
/ / to the account's address of record  OR  / / electronically to the bank named below  OR   / / to the following:

     _______________________________________________________________________________________________________________
     Name or Financial Institution                Certificate or Account Number           For  The Benefit of:

     _______________________________________________________________________________________________________________
     Address                                      City                               State          ZIP

     _______________________________________________________________________________________________________________
     Financial Institution Routing Number         Account Type: checking or savings (Attach a voided check or deposit ticket)

NEW ACCOUNT INFORMATION
THE FOLLOWING INFORMATION IS REQUIRED FOR EACH APPLICATION TO MEET INVESTMENT INDUSTRY REGULATORY RULES DESIGNED FOR CUSTOMER
PROTECTION.  THIS INFORMATION IS CONFIDENTIAL AND MAY ONLY BE RELEASED BY CATHOLIC FINANCIAL SERVICES CORPORATION TO ITS TRANSFER
AGENCY, FIRSTAR MUTUAL FUND SERVICES, LLC AND ITS FRATERNAL BENEFIT SOCIETY (FBS) AFFILIATES.  IF YOU DO NOT WANT ANY FBS TO RECEIVE
THIS INFORMATION PLEASE SIGN HERE:

_________________________________________________________________________________

A.   ACCOUNT INFORMATION

_________________________________________________  ______________________________
Primary Registered Owner/Trustee/Custodian         Birthdate

_________________________________________________  ______________________________
Employer Name                                      Occupation

_________________________________________________________________________________
Employer Address                        City           State               Zip

_________________________________________________  ______________________________
Joint Owner/Minor                                  Birthdate

_________________________________________________  ______________________________
Employer Name                                      Occupation

_________________________________________________________________________________
Employer Address                        City           State               Zip

MARTIAL STATUS:
/ / Single     / / Divorced
/ / Married    / / Widowed


NUMBER OF DEPENDANTS
UNDER 18: ____________________


CITIZENSHIP:
/ / USA
/ / Other ____________________


ANY ACCOUNT OWNER
/ / Own a business?
How many employees? __________

/ / Associated with NASD
Firm?_________________________

B.   FINANCIAL SUITABILITY INFORMATION (FOR HOUSEHOLD)

          PRIOR INVESTMENT EXPERIENCE
                    None      Less than   Greater than
                              5 years      5 years
Savings/CDs            / /       / /         / /
Stocks                 / /       / /         / /
Bonds                  / /       / /         / /
Mutual Funds           / /       / /         / /
Other_________         / /       / /         / /


ANNUAL INCOME
/ / Under    - $20,000
/ / $20,001 - $35,000
/ / $35,001 - $50,000
/ / $50,001 - $75,000
/ / $75,001 - $100,000
/ / More than $100,000

MARGINAL FEDERAL TAX RATE
/ /  Less than 15%
/ /  16% - 28%
/ /  29% - 31%
/ /  32% - 36%
/ /  37% - 39.6%


ASSETS

Cash/CDs                 $______________

Stocks/Bonds             $______________

Mutual Funds             $______________

Retirement Accounts      $______________

Residence (Equity)       $______________

Business                 $______________

Other ______________     $______________

TOTAL ASSETS             $______________

Liquid Net Worth         $______________
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C.   INVESTMENT INFORMATION (For This Investment Only)

TIMING                        INVESTMENT               INVESTMENT               SOURCE OF FUNDS
                              CHARACTERISTICS          PURPOSE
I expect to hold these        / / Liquidity            / / Retirement           / / Current Income            / / Loans
shares for _____ years.       / / Preserve Principal   / / College Funding      / / Savings/Checking/CDs      / / Gift/Inheritance
If holding for less than      / / Income               / / Home Purchase        / / Retirement Plan/IRA       / / Other*________
3 years, why?                 / / Capital Growth       / / Emergency Fund       / / Insurance/Annuity proceeds*
__________________________    / / Aggressive Growth    / / Other                / / Sale of another investment*
__________________________    / / I am making this investment                        *Explain
__________________________    because I want to invest consistent               ________________________________________________
__________________________    with core Catholic values.                        ________________________________________________
                                                                                ________________________________________________



RISK TOLERANCE
Circle the number(s) below that corresponds with the level of risk you are willing to accept with this investment.

1    LOW       2             3        4       5           6          7             8          9       HIGH    10
Certificates of Deposit  Utility and Blue Chip              Smaller Company/Emerging                          Precious Metals
Savings Accounts         Stocks and Bonds                   Growth Securities/International                   Oil and Gas Drilling
Money Market Funds                                          Global Securities/High Yield Bonds

Please give us the allocation of your entire investment portfolio based upon the following objectives (must total 100%).

Cash Reserves ______%    Income _____%    Growth & Income _____%   Growth _____%    Aggressive Growth _____%

D.   FRATERNAL BENEFIT SOCIETY MEMBERSHIP INFORMATION
     / /  I am currently a member of___________________________________________________________________________________
     / /  I hereby apply for membership of ____________________________________________________________________________
     / /  This is a Catholic organization or business entity.

     Primary     Joint
     Owner       Owner (choose one box per owner)
     / /         / /     A.  I am a Catholic and a member of the parish listed below.
     / /         / /     B.  I am a Catholic and currently not a member of a parish.
     / /         / /     C.  My spouse is a Catholic and a member of the parish listed below.
     / /         / /     D.  My spouse is a Catholic and currently not a member of a parish.
     / /         / /     E.  My spouse or I am an employee of a Catholic organization.
     / /         / /     F.  My spouse or I am an employee of a business enterprise owned by a Catholic.
     / /         / /     G.  While not eligible for membership, I wish to invest consistent with certain core Catholic values.

     ___________________________________________________________________________________________________________________
     Name of Parish                      Address                                City                State     Zip

     ___________________________________________________________________________________________________________________
     Name of Catholic Organization or Business Enterprise         Address       City                State     Zip

     ___________________________________________________________________________________________________________________
     Registered Representative Signature                                        Date

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IRA and 403(b) BENEFICIARY DESIGNATION

You may change your beneficiary on IRA or 403(b) retirement plan accounts at anytime by written notice to the Custodian.  If more than one beneficiary designation is delivered to the Custodian, the designation with the latest date will be honored.  If no beneficiary is designated for your account, then your surviving spouse, or if not married, your estate will be your beneficiary.
State community property law may affect your designation.  If you are married and the primary beneficiary is not your spouse, your spouse must sign the consent and waiver of rights on the beneficiary designation card.  If you have legal questions, consult your attorney.

This beneficiary designation applies to the following Catholic Funds account(s):

____________________________________________________________          _____________________________________________________
IRA Holder's Name                                                     Mutual Fund Account Number(s)

I hereby revoke all prior designations and designate the following beneficiaries to receive amounts due as distribution from my Catholic Funds

     / / IRA   / / 403(b) retirement plan account(s) as a result of my death:


_____________________________________________________________         _____________________________________________________
PRIMARY BENEFICIARY                                                   SECONDARY BENEFICIARY

_____________________________________________________________         _____________________________________________________
City      State            Social Security Number                     City      State          Social Security Number

_____________________________________________________________         _____________________________________________________
Date of Birth                   Relationship                          Date of Birth                Relationship


_____________________________________________________________         _____________________________________________________
SECONDARY BENEFICIARY                                                 SECONDARY BENEFICIARY

_____________________________________________________________         _____________________________________________________
City      State            Social Security Number                     City      State          Social Security Number

_____________________________________________________________         _____________________________________________________
Date of Birth                   Relationship                          Date of Birth                Relationship


If there are additional beneficiaries, please attach a separate signed sheet detailing the above beneficiary information.


IRA Holder Signature X _____________________________________________________________Dated ________________________________


     Spousal Consent:  I am the spouse of the owner of this account and I irrevocably waive and give up any interest or rights to the assets in the account and consent to the beneficiary designated above.


     X______________________________________________________________________________Dated_________________________________

     403(b) Plan accounts require a witness signature.

     X______________________________________________________________________________Dated_________________________________

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SIGNATURE AND CERTIFICATION

I affirm that I received the current prospectus for the fund I am purchasing  and that I understand the provisions, including the provisions relating to the account options I selected and agree to their terms.  I certify that I have full legal authority and capacity to purchase shares of The Catholic Funds and to establish or use any related options.  I understand that no account may be accepted without a valid social security or tax identification number.

If application is for an IRA or 403(b) retirement plan account, I certify that I have received a copy of either The Catholic Funds
IRA Disclosure Statement or 403(b) Retirement Plan Document and accept and adopt the appropriate plan.  I authorize and appoint
Firstar Bank, Milwaukee, NA to act as Custodian of shares purchased and agree to indemnify it against loss in connection with distributions made in accordance with my current beneficiary designation on file.  I understand that I am responsible for determining the tax treatment of any transaction and I certify that I am eligible to adopt an IRA or 403(b) retirement plan account, whichever is applicable.

Under the penalty of perjury, I certify that all information on the application is true and correct to the best of my knowledge, including that the social security number or tax identification number is correct and I am not subject to backup withholding because
I have not been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest and dividends, or the IRS has notified me that I no longer subject to backup withholding.  The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.



__________________________________________    ____________________________________________________________________ _______________
Print Name                                   Signature of Owner/Custodian/Trustee/Corporate Officer                Date

__________________________________________   _____________________________________________________________________ _______________
Print Name                                   Signature of Joint Owner/Co-Trustee/Corporate Co-Signer               Date


BROKER-DEALER SIGNATURES AND APPROVAL

Name of Broker-Dealer, if other than Catholic Financial Services Corporation _____________________________________________________

_______________________________________________________________  _________________________________________________ _______________
Registered Representative Introducing the Account (please print) Signature of Registered Representative            Date


_____________________________  ________________________________  _________________________________________________________________
Daytime Telephone Number           Evening Telephone Number                Representative Code Number


Comments:  _______________________________________________________________________________________________________________________

__________________________________________________________________________________________________________________________________

__________________________________________________________________________________________________________________________________


Approval by Authorized Principal of Catholic Financial Services Corporation



_______________________________________________________________  _________________________________________________ _______________
Print Name                                                       Signature of Principal                            Date


Custodian Acceptance of IRA and 403(b) Retirement Plan Accounts


_______________________________________________________________  _________________________________________________ _______________
Print Name                                                       Firstar Bank Authorized Signature                 Date


                                                                 FOR OFFICE USE ONLY
[GRAPHIC]                                                        / /      / /     / /     / /
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